Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
July 31, 2022
ZAP-NPRT1-0922
1.9881628.105
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	1,291	57,437
ATN International, Inc.	1,151	52,992
Bandwidth, Inc. (a)	2,434	40,477
Charge Enterprises, Inc. (a)(b)	11,698	35,562
Cogent Communications Group, Inc.	4,558	290,846
Consolidated Communications Holdings, Inc. (a)	7,657	50,536
EchoStar Holding Corp. Class A (a)	3,691	72,934
Globalstar, Inc. (a)	71,937	100,712
IDT Corp. Class B (a)	1,578	41,075
Iridium Communications, Inc. (a)	13,460	601,797
Liberty Latin America Ltd.:
Class A (a)	4,114	30,320
Class C (a)	16,301	119,649
Ooma, Inc. (a)	2,542	30,326
Radius Global Infrastructure, Inc. (a)	7,896	120,651
Starry Group Holdings, Inc. Class A (a)	2,470	7,904
		1,653,218
Entertainment - 0.3%
Cinemark Holdings, Inc. (a)	11,421	209,347
IMAX Corp. (a)	5,169	86,891
Lions Gate Entertainment Corp.:
Class A (a)	7,813	68,442
Class B (a)	10,483	87,114
Madison Square Garden Entertainment Corp. (a)	2,701	157,279
Marcus Corp. (b)	2,374	39,005
Playstudios, Inc. Class A (a)	8,605	34,592
Redbox Entertainment, Inc. (a)(b)	677	2,952
Reservoir Media, Inc. (a)	2,070	13,455
Skillz, Inc. (a)	32,060	50,655
		749,732
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	9,136	346,437
CarGurus, Inc. Class A (a)	10,777	261,773
Cars.com, Inc. (a)	7,252	85,284
DHI Group, Inc. (a)	4,259	20,827
Eventbrite, Inc. (a)	8,115	75,956
EverQuote, Inc. Class A (a)	2,074	21,673
fuboTV, Inc. (a)(b)	18,697	46,929
MediaAlpha, Inc. Class A (a)	2,506	30,874
Outbrain, Inc.	4,151	23,246
QuinStreet, Inc. (a)	5,507	59,200
The Arena Group Holdings, Inc.	1,165	12,128
TrueCar, Inc. (a)	9,842	25,294
Vimeo, Inc. (a)	15,213	84,584
Vinco Ventures, Inc. (a)	18,761	14,258
Wejo Group Ltd. (a)	2,382	3,478
Yelp, Inc. (a)	7,303	223,910
Ziff Davis, Inc. (a)	4,843	396,593
ZipRecruiter, Inc. (a)	8,498	148,970
		1,881,414
Media - 1.0%
AdTheorent Holding Co., Inc. Class A (a)	1,644	4,620
Advantage Solutions, Inc. Class A (a)	8,913	39,574
AMC Networks, Inc. Class A (a)	3,186	97,237
Audacy, Inc. Class A (a)	11,541	7,352
Boston Omaha Corp. (a)	2,155	52,582
Cardlytics, Inc. (a)	3,584	49,459
Clear Channel Outdoor Holdings, Inc. (a)	38,930	60,342
Cumulus Media, Inc. (a)	2,049	16,269
Daily Journal Corp. (a)	131	35,409
E.W. Scripps Co. Class A (a)	6,193	88,312
Entravision Communication Corp. Class A	6,125	32,830
Gambling.com Group Ltd.	908	7,046
Gannett Co., Inc. (a)	15,433	46,453
Gray Television, Inc.	8,906	165,384
iHeartMedia, Inc. (a)	12,671	94,779
Innovid Corp. (a)	2,282	6,070
Integral Ad Science Holding Corp.	4,169	39,480
John Wiley & Sons, Inc. Class A	4,543	237,235
Liberty Media Corp.:
Liberty Braves Class A (a)	1,223	35,296
Liberty Braves Class C (a)	3,817	105,616
Loyalty Ventures, Inc. (a)	2,038	6,012
Magnite, Inc. (a)	13,927	106,402
PubMatic, Inc. (a)	4,451	73,842
Scholastic Corp.	2,933	138,056
Sinclair Broadcast Group, Inc. Class A	4,426	96,664
Stagwell, Inc. (a)	8,173	54,024
TechTarget, Inc. (a)	2,923	190,550
TEGNA, Inc.	23,446	490,959
Thryv Holdings, Inc. (a)	2,682	65,280
Urban One, Inc. Class A (a)	1,618	8,139
WideOpenWest, Inc. (a)	5,624	103,369
		2,554,642
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	5,230	90,793
KORE Group Holdings, Inc. (a)	3,545	9,430
Shenandoah Telecommunications Co.	5,135	114,511
Telephone & Data Systems, Inc.	10,626	167,997
U.S. Cellular Corp. (a)	1,530	44,814
		427,545
TOTAL COMMUNICATION SERVICES		7,266,551
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.4%
Adient PLC (a)	10,052	339,557
American Axle & Manufacturing Holdings, Inc. (a)	11,812	105,245
Dana, Inc.	13,603	227,986
Dorman Products, Inc. (a)	2,776	280,626
Fox Factory Holding Corp. (a)	4,495	425,497
Gentherm, Inc. (a)	3,484	224,927
Holley, Inc. (a)	5,390	43,066
LCI Industries	2,631	355,422
Luminar Technologies, Inc. (a)(b)	25,173	170,169
Modine Manufacturing Co. (a)	5,299	69,523
Motorcar Parts of America, Inc. (a)	1,978	29,808
Patrick Industries, Inc.	2,309	140,202
Solid Power, Inc. (a)	6,155	39,023
Standard Motor Products, Inc.	2,144	98,067
Stoneridge, Inc. (a)	2,731	51,397
Tenneco, Inc. (a)	8,687	163,924
The Goodyear Tire & Rubber Co. (a)	29,609	363,599
Visteon Corp. (a)	2,940	375,085
XPEL, Inc. (a)	2,272	139,251
		3,642,374
Automobiles - 0.2%
Canoo, Inc. (a)(b)	12,318	42,620
Cenntro Electric Group Ltd. (a)	18,910	28,365
Faraday Future Intelligent Electric, Inc. (a)	10,303	22,770
Fisker, Inc. (a)(b)	17,275	165,495
Lordstown Motors Corp. Class A (a)(b)	16,511	36,985
Mullen Automotive, Inc. (a)	1,636	1,297
Winnebago Industries, Inc.	3,411	205,922
Workhorse Group, Inc. (a)(b)	15,550	50,849
		554,303
Distributors - 0.0%
Funko, Inc. (a)	3,354	87,908
Weyco Group, Inc.	625	16,463
		104,371
Diversified Consumer Services - 1.0%
2U, Inc. (a)	7,957	77,899
Adtalem Global Education, Inc. (a)	4,712	188,951
American Public Education, Inc. (a)	2,014	31,640
Carriage Services, Inc.	1,422	51,590
Chegg, Inc. (a)	13,199	281,139
Coursera, Inc. (a)	11,947	165,944
Duolingo, Inc. (a)	2,484	227,907
European Wax Center, Inc. (b)	2,303	48,179
Frontdoor, Inc. (a)	8,696	232,792
Graham Holdings Co.	396	235,418
Laureate Education, Inc. Class A	11,799	139,700
Nerdy, Inc. Class A (a)	5,593	14,598
OneSpaWorld Holdings Ltd. (a)	7,069	50,967
Perdoceo Education Corp. (a)	7,258	99,435
PowerSchool Holdings, Inc.	4,903	70,652
Rover Group, Inc. Class A (a)	10,047	43,905
StoneMor, Inc. (a)	3,224	10,929
Strategic Education, Inc.	2,429	174,475
Stride, Inc. (a)	4,273	190,918
The Beachbody Co., Inc. (a)	10,965	13,158
Udemy, Inc.	7,620	91,059
Universal Technical Institute, Inc. (a)	3,551	28,550
Vivint Smart Home, Inc. Class A (a)	9,888	47,265
WW International, Inc. (a)	5,622	37,330
		2,554,400
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	6,237	75,218
Bally's Corp. (a)(b)	4,185	91,944
Biglari Holdings, Inc. (a)	68	8,174
BJ's Restaurants, Inc. (a)	2,363	55,460
Bloomin' Brands, Inc.	9,283	189,280
Bluegreen Vacations Holding Corp. Class A	1,331	34,979
Bowlero Corp. Class A (a)(b)	4,135	47,304
Brinker International, Inc. (a)	4,571	126,845
Century Casinos, Inc. (a)	2,982	25,138
Chuy's Holdings, Inc. (a)	1,992	44,282
Cracker Barrel Old Country Store, Inc. (b)	2,460	233,872
Dave & Buster's Entertainment, Inc. (a)	4,516	168,718
Denny's Corp. (a)	6,381	61,960
Dine Brands Global, Inc.	1,664	118,660
El Pollo Loco Holdings, Inc. (a)	2,083	20,247
Everi Holdings, Inc. (a)	9,280	178,269
F45 Training Holdings, Inc.	3,818	7,521
First Watch Restaurant Group, Inc.	1,044	17,351
Full House Resorts, Inc. (a)	3,607	22,399
Golden Entertainment, Inc. (a)	2,186	95,900
Hilton Grand Vacations, Inc. (a)	9,460	385,684
Inspirato, Inc. (a)	1,267	6,373
Inspired Entertainment, Inc. (a)	2,257	23,337
International Game Technology PLC (b)	10,540	199,733
Jack in the Box, Inc.	2,243	155,081
Krispy Kreme, Inc.	7,534	107,586
Kura Sushi U.S.A., Inc. Class A (a)	510	43,064
Life Time Group Holdings, Inc.	4,436	64,322
Light & Wonder, Inc. Class A (a)	10,331	526,261
Lindblad Expeditions Holdings (a)	3,315	26,189
Monarch Casino & Resort, Inc. (a)	1,394	89,425
NeoGames SA (a)	1,408	21,528
Noodles & Co. (a)	4,528	23,591
Papa John's International, Inc.	3,493	334,944
Portillo's, Inc.	2,132	48,674
RCI Hospitality Holdings, Inc.	929	52,916
Red Rock Resorts, Inc.	5,598	220,169
Rush Street Interactive, Inc. (a)	6,331	35,074
Ruth's Hospitality Group, Inc.	3,397	59,617
SeaWorld Entertainment, Inc. (a)	4,758	227,099
Shake Shack, Inc. Class A (a)	3,989	205,274
Sonder Holdings, Inc. (a)	4,622	7,164
Sweetgreen, Inc. Class A	1,401	22,010
Target Hospitality Corp. (a)	3,249	44,674
Texas Roadhouse, Inc. Class A	7,225	630,165
The Cheesecake Factory, Inc.	5,290	154,627
The ONE Group Hospitality, Inc. (a)	2,318	19,448
Vacasa, Inc. Class A (a)	4,302	11,228
Wingstop, Inc.	3,172	400,243
Xponential Fitness, Inc.	1,760	26,118
		5,795,139
Household Durables - 1.6%
Aterian, Inc. (a)	6,282	14,323
Beazer Homes U.S.A., Inc. (a)	3,084	45,489
Cavco Industries, Inc. (a)	970	250,056
Century Communities, Inc.	3,101	158,678
Dream Finders Homes, Inc. (a)	2,277	29,601
Ethan Allen Interiors, Inc.	2,331	53,590
GoPro, Inc. Class A (a)	13,700	87,132
Green Brick Partners, Inc. (a)	2,994	80,239
Helen of Troy Ltd. (a)(b)	2,509	335,679
Hovnanian Enterprises, Inc. Class A (a)	556	26,972
Installed Building Products, Inc.	2,566	260,244
iRobot Corp. (a)	2,852	131,221
KB Home	8,482	276,852
La-Z-Boy, Inc.	4,549	126,781
Landsea Homes Corp. (a)	927	6,823
Legacy Housing Corp. (a)	963	13,078
LGI Homes, Inc. (a)	2,210	249,288
Lifetime Brands, Inc.	1,435	15,441
Lovesac (a)	1,450	45,182
M.D.C. Holdings, Inc.	6,045	219,131
M/I Homes, Inc. (a)	2,896	133,245
Meritage Homes Corp. (a)	3,838	338,895
Purple Innovation, Inc. (a)	5,856	20,437
Skyline Champion Corp. (a)	5,651	357,708
Snap One Holdings Corp. (a)	1,837	22,338
Sonos, Inc. (a)	13,535	299,259
Taylor Morrison Home Corp. (a)	12,202	350,197
Traeger, Inc. (a)	3,448	10,585
TRI Pointe Homes, Inc. (a)	10,761	199,294
Tupperware Brands Corp. (a)	5,084	37,927
Universal Electronics, Inc. (a)	1,329	36,880
Vizio Holding Corp. (a)	7,146	65,457
Vuzix Corp. (a)(b)	6,152	50,262
Weber, Inc.	2,687	17,116
		4,365,400
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	2,903	28,943
1stDibs.com, Inc. (a)	2,485	16,103
a.k.a. Brands Holding Corp.	1,392	2,617
BARK, Inc. (a)	5,570	7,965
Boxed, Inc. Class A (a)	1,181	2,220
CarParts.com, Inc. (a)	5,258	41,959
ContextLogic, Inc. (a)	60,196	90,294
Duluth Holdings, Inc. (a)	1,427	13,756
Groupon, Inc. (a)(b)	2,383	25,260
Lands' End, Inc. (a)	1,593	20,311
Liquidity Services, Inc. (a)	2,642	53,183
Lulu's Fashion Lounge Holdings, Inc.	526	2,946
Overstock.com, Inc. (a)	4,558	132,182
PetMed Express, Inc.	2,116	46,171
Porch Group, Inc. Class A (a)	8,493	16,391
Poshmark, Inc. (a)	4,936	53,259
Quotient Technology, Inc. (a)	9,646	26,719
Qurate Retail, Inc. Series A	36,630	100,000
Rent the Runway, Inc. Class A	4,872	21,632
Revolve Group, Inc. (a)	4,373	123,843
RumbleON, Inc. Class B (a)	1,081	18,053
Shutterstock, Inc.	2,579	145,714
Stitch Fix, Inc. (a)	8,643	51,599
The RealReal, Inc. (a)	8,891	20,716
thredUP, Inc. (a)	6,161	13,862
Vivid Seats, Inc. Class A	2,559	21,393
Xometry, Inc. (b)	3,552	134,976
		1,232,067
Leisure Products - 0.5%
Acushnet Holdings Corp.	3,626	176,695
AMMO, Inc. (a)(b)	9,300	45,384
Callaway Golf Co. (a)	14,794	339,522
Clarus Corp.	3,104	64,004
Johnson Outdoors, Inc. Class A	552	37,155
Latham Group, Inc. (a)	4,618	25,353
Malibu Boats, Inc. Class A (a)	2,193	136,953
Marine Products Corp.	808	8,775
MasterCraft Boat Holdings, Inc. (a)	1,950	46,196
Smith & Wesson Brands, Inc.	4,804	69,898
Solo Brands, Inc. Class A	2,347	11,712
Sturm, Ruger & Co., Inc.	1,826	120,753
Vista Outdoor, Inc. (a)	5,891	177,319
		1,259,719
Multiline Retail - 0.1%
Big Lots, Inc.	2,957	59,702
Dillard's, Inc. Class A	454	103,217
Franchise Group, Inc.	2,925	96,320
		259,239
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	5,226	93,075
Academy Sports & Outdoors, Inc.	8,867	381,547
America's Car Mart, Inc. (a)	624	64,628
American Eagle Outfitters, Inc.	16,261	195,782
Arko Corp.	8,755	79,933
Asbury Automotive Group, Inc. (a)	2,340	401,638
Bed Bath & Beyond, Inc. (a)(b)	8,592	43,218
Big 5 Sporting Goods Corp. (b)	2,223	28,588
Boot Barn Holdings, Inc. (a)	3,131	195,061
Build-A-Bear Workshop, Inc.	1,549	24,738
Caleres, Inc.	3,835	95,185
Camping World Holdings, Inc. (b)	4,067	109,972
Chico's FAS, Inc. (a)	12,724	63,874
Citi Trends, Inc. (a)	894	21,975
Conn's, Inc. (a)	1,247	11,747
Designer Brands, Inc. Class A	6,122	88,340
Destination XL Group, Inc. (a)	6,511	26,956
EVgo, Inc. Class A (a)(b)	7,249	65,024
Express, Inc. (a)	6,511	11,004
Foot Locker, Inc.	8,824	250,337
Genesco, Inc. (a)	1,384	77,573
Group 1 Automotive, Inc.	1,698	300,410
GrowGeneration Corp. (a)	5,991	29,056
Guess?, Inc.	3,613	68,322
Haverty Furniture Companies, Inc.	1,680	45,914
Hibbett, Inc.	1,375	64,515
JOANN, Inc.	1,181	10,676
LL Flooring Holdings, Inc. (a)	3,009	30,210
MarineMax, Inc. (a)	2,251	91,931
Monro, Inc.	3,512	176,127
Murphy U.S.A., Inc.	2,358	670,521
National Vision Holdings, Inc. (a)	8,545	249,001
OneWater Marine, Inc. Class A	1,195	43,307
Party City Holdco, Inc. (a)	11,257	12,833
Rent-A-Center, Inc.	5,611	132,027
Sally Beauty Holdings, Inc. (a)	11,305	144,478
Shoe Carnival, Inc.	1,927	42,028
Signet Jewelers Ltd. (b)	4,921	299,984
Sleep Number Corp. (a)	2,298	103,548
Sonic Automotive, Inc. Class A (sub. vtg.)	2,125	88,931
Sportsman's Warehouse Holdings, Inc. (a)	4,664	45,987
The Aaron's Co., Inc.	3,202	41,690
The Buckle, Inc.	3,181	96,066
The Cato Corp. Class A (sub. vtg.)	2,063	25,478
The Children's Place, Inc. (a)	1,391	60,286
The Container Store Group, Inc. (a)	3,411	25,446
The ODP Corp. (a)	4,504	163,495
Tile Shop Holdings, Inc.	3,934	13,100
Tilly's, Inc.	2,510	19,001
Torrid Holdings, Inc.	1,896	7,698
TravelCenters of America LLC (a)	1,326	55,321
Urban Outfitters, Inc. (a)	6,937	142,070
Volta, Inc. (a)(b)	12,695	23,359
Warby Parker, Inc. (a)(b)	8,856	109,726
Winmark Corp.	294	65,312
Zumiez, Inc. (a)	1,659	43,134
		5,871,183
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A	10,116	51,996
Crocs, Inc. (a)	6,419	459,857
Ermenegildo Zegna Holditalia SpA	4,925	54,175
Fossil Group, Inc. (a)	4,793	28,902
G-III Apparel Group Ltd. (a)	4,583	101,238
Kontoor Brands, Inc.	5,966	217,759
Movado Group, Inc.	1,662	56,475
Oxford Industries, Inc.	1,643	156,742
PLBY Group, Inc. (a)(b)	3,251	20,871
Rocky Brands, Inc.	694	22,819
Steven Madden Ltd.	8,358	264,949
Superior Group of Companies, Inc.	1,146	21,155
Unifi, Inc. (a)	1,482	20,200
Wolverine World Wide, Inc.	8,392	188,568
		1,665,706
TOTAL CONSUMER DISCRETIONARY		27,303,901
CONSUMER STAPLES - 3.4%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	5,788	514,900
Coca-Cola Bottling Co. Consolidated	495	253,935
Duckhorn Portfolio, Inc. (a)	3,906	71,636
MGP Ingredients, Inc.	1,472	154,825
National Beverage Corp.	2,503	135,613
Primo Water Corp.	16,690	220,642
The Vita Coco Co., Inc.	3,027	36,475
Vintage Wine Estates, Inc. (a)	3,288	24,134
		1,412,160
Food & Staples Retailing - 0.6%
Andersons, Inc.	3,376	122,110
Chefs' Warehouse Holdings (a)	3,577	123,800
HF Foods Group, Inc. (a)	3,521	18,520
Ingles Markets, Inc. Class A	1,501	143,285
Natural Grocers by Vitamin Cottage, Inc.	1,072	17,774
PriceSmart, Inc.	2,590	171,924
Rite Aid Corp. (a)	5,824	47,932
SpartanNash Co.	3,740	120,765
Sprouts Farmers Market LLC (a)	11,603	320,707
United Natural Foods, Inc. (a)	6,142	261,096
Village Super Market, Inc. Class A	856	19,320
Weis Markets, Inc.	1,717	132,089
		1,499,322
Food Products - 1.2%
Alico, Inc.	669	24,378
AppHarvest, Inc. (a)(b)	7,681	29,495
B&G Foods, Inc. Class A (b)	7,221	178,431
Benson Hill, Inc. (a)(b)	18,246	59,300
Beyond Meat, Inc. (a)(b)	6,524	208,703
BRC, Inc. Class A (a)(b)	2,641	24,799
Cal-Maine Foods, Inc.	4,001	204,491
Calavo Growers, Inc.	1,811	72,983
Fresh Del Monte Produce, Inc.	3,189	94,745
Hostess Brands, Inc. Class A (a)	14,458	327,040
J&J Snack Foods Corp.	1,600	216,816
John B. Sanfilippo & Son, Inc.	943	70,631
Lancaster Colony Corp.	2,063	273,100
Landec Corp. (a)	2,607	27,321
Local Bounti Corp. (a)	1,951	7,550
Mission Produce, Inc. (a)	4,187	59,372
Seneca Foods Corp. Class A (a)	634	36,087
Sovos Brands, Inc.	3,109	44,023
SunOpta, Inc. (a)	10,315	90,978
Tattooed Chef, Inc. (a)(b)	5,140	32,433
The Hain Celestial Group, Inc. (a)	7,942	180,681
The Simply Good Foods Co. (a)	9,538	311,130
Tootsie Roll Industries, Inc.	1,592	55,911
TreeHouse Foods, Inc. (a)	5,376	233,426
Utz Brands, Inc. Class A	7,008	117,875
Vital Farms, Inc. (a)	3,256	38,421
Whole Earth Brands, Inc. Class A (a)	4,294	23,102
		3,043,222
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,356	58,769
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,976	162,221
Energizer Holdings, Inc.	7,077	208,984
WD-40 Co.	1,440	255,413
		685,387
Personal Products - 0.7%
BellRing Brands, Inc. (a)	12,357	298,298
Edgewell Personal Care Co.	5,649	224,717
elf Beauty, Inc. (a)	5,090	170,668
Herbalife Nutrition Ltd. (a)	10,489	256,036
Inter Parfums, Inc.	1,891	157,842
MediFast, Inc.	1,202	202,164
Nature's Sunshine Products, Inc. (a)	1,359	14,202
Nu Skin Enterprises, Inc. Class A	5,259	228,819
The Beauty Health Co. (a)	10,606	141,272
The Honest Co., Inc. (a)	6,921	23,116
Thorne HealthTech, Inc.	1,493	7,749
USANA Health Sciences, Inc. (a)	1,161	80,829
Veru, Inc. (a)(b)	6,832	82,667
		1,888,379
Tobacco - 0.1%
22nd Century Group, Inc. (a)	16,666	27,999
Turning Point Brands, Inc.	1,662	39,888
Universal Corp.	2,509	140,278
Vector Group Ltd.	15,081	168,002
		376,167
TOTAL CONSUMER STAPLES		8,904,637
ENERGY - 5.7%
Energy Equipment & Services - 1.5%
Archrock, Inc.	14,376	121,333
Borr Drilling Ltd. (a)	14,321	54,993
Bristow Group, Inc. (a)	2,530	65,274
Cactus, Inc.	6,258	260,270
Championx Corp.	21,641	452,080
Diamond Offshore Drilling, Inc. (a)	10,404	70,227
DMC Global, Inc. (a)	1,976	44,974
Dril-Quip, Inc. (a)	3,605	92,468
Expro Group Holdings NV (a)	8,139	99,133
Helix Energy Solutions Group, Inc. (a)	14,875	60,095
Helmerich & Payne, Inc.	10,847	502,216
Liberty Oilfield Services, Inc. Class A (a)	15,026	213,369
Nabors Industries Ltd. (a)	953	135,793
Newpark Resources, Inc. (a)	9,472	33,341
Nextier Oilfield Solutions, Inc. (a)	18,442	183,867
Noble Corp. (a)	3,940	118,200
Oceaneering International, Inc. (a)	10,640	112,997
Oil States International, Inc. (a)	6,281	32,033
Patterson-UTI Energy, Inc.	22,639	374,675
ProPetro Holding Corp. (a)	9,074	95,458
RPC, Inc.	7,777	63,460
Select Energy Services, Inc. Class A (a)	7,517	56,152
Solaris Oilfield Infrastructure, Inc. Class A	3,369	37,362
TETRA Technologies, Inc. (a)	13,053	57,172
Tidewater, Inc. (a)	4,025	88,671
U.S. Silica Holdings, Inc. (a)	7,793	107,777
Valaris Ltd. (a)	6,434	322,858
Weatherford International PLC (a)	7,408	171,347
		4,027,595
Oil, Gas & Consumable Fuels - 4.2%
Aemetis, Inc. (a)	3,020	22,197
Alto Ingredients, Inc. (a)	7,716	33,179
Amplify Energy Corp. (a)	3,618	24,783
Arch Resources, Inc.	1,604	207,141
Archaea Energy, Inc. (a)	6,264	102,604
Ardmore Shipping Corp. (a)	3,705	30,196
Battalion Oil Corp. (a)	237	2,510
Berry Corp.	8,399	71,727
Brigham Minerals, Inc. Class A	5,457	144,883
California Resources Corp.	8,258	370,454
Callon Petroleum Co. (a)	5,195	239,178
Centennial Resource Development, Inc. Class A (a)	21,651	144,196
Centrus Energy Corp. Class A (a)	1,155	38,288
Civitas Resources, Inc.	7,798	459,770
Clean Energy Fuels Corp. (a)	17,947	116,297
CNX Resources Corp. (a)	20,315	350,840
Comstock Resources, Inc. (a)	9,712	154,712
CONSOL Energy, Inc. (a)	3,632	222,714
Crescent Energy, Inc. Class A	3,436	50,166
CVR Energy, Inc.	3,078	103,236
Delek U.S. Holdings, Inc.	7,465	199,017
Denbury, Inc. (a)	5,365	385,797
DHT Holdings, Inc.	14,753	96,927
Dorian LPG Ltd.	3,259	52,535
Earthstone Energy, Inc. (a)	4,608	65,388
Empire Petroleum Corp. (a)	677	7,447
Energy Fuels, Inc. (a)(b)	16,615	111,487
Equitrans Midstream Corp.	43,476	341,287
Excelerate Energy, Inc.	1,973	43,682
FLEX LNG Ltd. (b)	3,056	97,364
Frontline Ltd. (NY Shares) (a)(b)	13,084	125,476
Gevo, Inc. (a)(b)	21,298	62,616
Golar LNG Ltd. (a)	10,635	237,905
Green Plains, Inc. (a)	5,540	199,551
Gulfport Energy Corp. (a)	1,255	115,510
HighPeak Energy, Inc.	663	16,297
International Seaways, Inc.	5,194	122,838
Kinetik Holdings, Inc.	1,755	71,393
Kosmos Energy Ltd. (a)	47,484	301,049
Laredo Petroleum, Inc. (a)	1,796	159,251
Magnolia Oil & Gas Corp. Class A	17,617	425,098
Matador Resources Co.	11,883	686,600
Murphy Oil Corp.	15,557	546,673
NACCO Industries, Inc. Class A	449	17,646
National Energy Services Reunited Corp. (a)	3,944	27,805
Nextdecade Corp. (a)	3,176	22,454
Nordic American Tanker Shipping Ltd.	20,304	48,730
Northern Oil & Gas, Inc.	6,961	200,686
Oasis Petroleum, Inc.	4,478	574,259
Oasis Petroleum, Inc.:
warrants 9/1/24 (a)	224	4,379
warrants 9/1/25 (a)	111	1,898
Par Pacific Holdings, Inc. (a)	5,176	85,404
PBF Energy, Inc. Class A (a)	10,230	341,171
Peabody Energy Corp. (a)	12,465	261,640
Ranger Oil Corp.	2,235	85,064
Rex American Resources Corp. (a)	549	52,408
Riley Exploration Permian, Inc.	1,097	29,049
Ring Energy, Inc. (a)	8,731	24,534
SandRidge Energy, Inc. (a)	3,315	62,090
Scorpio Tankers, Inc.	5,241	202,355
SFL Corp. Ltd.	12,202	121,654
SilverBow Resources, Inc. (a)	1,239	55,990
Sitio Royalties Corp.	1,271	37,507
SM Energy Co.	12,784	527,724
Talos Energy, Inc. (a)	6,975	132,176
Teekay Corp. (a)	7,385	23,189
Teekay Tankers Ltd. (a)	2,392	49,921
Tellurian, Inc. (a)(b)	54,215	201,680
Ur-Energy, Inc. (a)(b)	22,130	26,335
Uranium Energy Corp. (a)(b)	29,488	123,850
VAALCO Energy, Inc.	6,295	37,329
Vertex Energy, Inc. (a)(b)	5,736	77,895
W&T Offshore, Inc. (a)	10,191	50,649
World Fuel Services Corp.	6,572	182,176
		11,049,906
TOTAL ENERGY		15,077,501
FINANCIALS - 16.9%
Banks - 9.5%
1st Source Corp.	1,681	81,058
ACNB Corp.	901	29,634
Allegiance Bancshares, Inc.	2,057	90,590
Amalgamated Financial Corp.	1,436	33,143
Amerant Bancorp, Inc. Class A	2,940	80,321
American National Bankshares, Inc.	1,054	38,250
Ameris Bancorp	7,034	332,638
Arrow Financial Corp.	1,416	47,507
Associated Banc-Corp.	15,756	316,696
Atlantic Union Bankshares Corp.	7,944	274,783
Banc of California, Inc.	5,786	101,313
BancFirst Corp.	2,069	222,190
Bancorp, Inc., Delaware (a)	5,906	145,288
Bank First National Corp.	693	53,306
Bank of Marin Bancorp	1,613	52,777
BankUnited, Inc.	8,635	335,470
Bankwell Financial Group, Inc.	593	19,439
Banner Corp.	3,598	223,040
Bar Harbor Bankshares	1,616	46,816
BayCom Corp.	1,373	26,897
BCB Bancorp, Inc.	1,524	29,352
Berkshire Hills Bancorp, Inc.	4,837	136,258
Blue Ridge Bankshares, Inc.	1,879	28,072
Brookline Bancorp, Inc., Delaware	7,946	109,893
Business First Bancshares, Inc.	2,378	55,835
Byline Bancorp, Inc.	2,617	64,090
Cadence Bank	19,418	506,810
Cambridge Bancorp	730	60,802
Camden National Corp.	1,512	69,098
Capital Bancorp, Inc.	894	22,341
Capital City Bank Group, Inc.	1,369	44,342
Capstar Financial Holdings, Inc.	2,080	43,701
Carter Bankshares, Inc. (a)	2,507	34,973
Cathay General Bancorp	7,624	317,921
CBTX, Inc.	1,928	59,672
Central Pacific Financial Corp.	2,963	70,164
Citizens & Northern Corp.	1,596	38,990
City Holding Co.	1,537	133,396
Civista Bancshares, Inc.	1,500	32,490
CNB Financial Corp., Pennsylvania	1,667	43,009
Coastal Financial Corp. of Washington (a)	1,096	45,188
Colony Bankcorp, Inc.	1,778	25,817
Columbia Banking Systems, Inc.	8,427	254,243
Community Bank System, Inc.	5,645	380,078
Community Trust Bancorp, Inc.	1,633	70,758
ConnectOne Bancorp, Inc.	3,881	102,614
CrossFirst Bankshares, Inc. (a)	4,807	65,952
Customers Bancorp, Inc. (a)	3,280	125,263
CVB Financial Corp. (b)	14,219	379,221
Dime Community Bancshares, Inc.	3,563	121,427
Eagle Bancorp, Inc.	3,346	164,054
Eastern Bankshares, Inc.	16,947	345,719
Enterprise Bancorp, Inc.	977	31,069
Enterprise Financial Services Corp.	3,726	175,234
Equity Bancshares, Inc.	1,607	51,344
Esquire Financial Holdings, Inc.	746	27,020
Farmers & Merchants Bancorp, Inc.	1,289	39,508
Farmers National Banc Corp.	3,309	46,988
FB Financial Corp.	3,814	163,430
Financial Institutions, Inc.	1,558	41,303
First Bancorp, North Carolina	3,763	142,542
First Bancorp, Puerto Rico	20,830	314,325
First Bancshares, Inc.	2,085	60,465
First Bank Hamilton New Jersey	1,497	22,545
First Busey Corp.	5,424	133,702
First Business Finance Services, Inc.	836	27,964
First Commonwealth Financial Corp.	9,812	145,414
First Community Bankshares, Inc.	1,830	58,706
First Financial Bancorp, Ohio	9,913	221,456
First Financial Bankshares, Inc. (b)	13,737	606,901
First Financial Corp., Indiana	1,180	55,130
First Foundation, Inc.	5,429	113,032
First Guaranty Bancshares, Inc.	598	14,842
First Internet Bancorp	984	34,883
First Interstate Bancsystem, Inc.	9,921	404,578
First Merchants Corp.	6,039	250,800
First Mid-Illinois Bancshares, Inc.	1,993	74,877
First of Long Island Corp.	2,257	41,077
First Western Financial, Inc. (a)	860	24,071
Five Star Bancorp	1,300	34,281
Flushing Financial Corp.	3,014	65,072
Fulton Financial Corp.	17,190	286,901
FVCBankcorp, Inc. (a)	1,252	23,976
German American Bancorp, Inc.	2,916	110,341
Glacier Bancorp, Inc.	11,754	588,758
Great Southern Bancorp, Inc.	1,004	62,188
Guaranty Bancshares, Inc. Texas	917	34,268
Hancock Whitney Corp.	9,124	445,342
Hanmi Financial Corp.	3,241	81,900
HarborOne Bancorp, Inc.	4,733	68,629
HBT Financial, Inc.	1,069	19,926
Heartland Financial U.S.A., Inc.	4,354	195,495
Heritage Commerce Corp.	6,108	71,952
Heritage Financial Corp., Washington	3,634	94,557
Hilltop Holdings, Inc.	6,448	186,025
Home Bancshares, Inc.	20,111	474,620
HomeStreet, Inc.	1,939	72,305
HomeTrust Bancshares, Inc.	1,530	36,934
Hope Bancorp, Inc.	12,210	183,638
Horizon Bancorp, Inc. Indiana	4,353	83,012
Independent Bank Corp.	2,090	43,848
Independent Bank Corp.	4,900	410,620
Independent Bank Group, Inc. (b)	3,893	275,313
International Bancshares Corp.	5,752	252,283
John Marshall Bankcorp, Inc.	1,228	32,014
Lakeland Bancorp, Inc.	6,568	104,563
Lakeland Financial Corp.	2,604	202,591
Live Oak Bancshares, Inc.	3,470	130,611
Macatawa Bank Corp.	2,650	24,645
Mercantile Bank Corp.	1,603	56,810
Metrocity Bankshares, Inc.	2,009	41,606
Metropolitan Bank Holding Corp. (a)	1,108	76,873
Mid Penn Bancorp, Inc.	1,524	43,708
Midland States Bancorp, Inc.	2,188	57,326
MidWestOne Financial Group, Inc.	1,471	45,910
MVB Financial Corp.	1,051	34,158
National Bank Holdings Corp.	3,075	127,982
NBT Bancorp, Inc.	4,397	178,254
Nicolet Bankshares, Inc. (a)	1,290	103,174
Northeast Bank	721	28,696
Northwest Bancshares, Inc.	12,885	185,286
OceanFirst Financial Corp.	6,069	124,779
OFG Bancorp	5,021	137,927
Old National Bancorp, Indiana	30,978	539,327
Old Second Bancorp, Inc.	4,453	62,565
Origin Bancorp, Inc.	2,380	102,507
Orrstown Financial Services, Inc.	1,062	27,527
Pacific Premier Bancorp, Inc.	10,029	337,376
Park National Corp.	1,505	194,988
Parke Bancorp, Inc.	1,082	23,750
Pathward Financial, Inc.	3,088	104,127
PCB Bancorp	1,259	24,261
Peapack-Gladstone Financial Corp.	1,766	57,678
Peoples Bancorp, Inc.	2,969	91,801
Peoples Financial Services Corp.	728	38,759
Preferred Bank, Los Angeles	1,439	104,615
Premier Financial Corp.	3,787	107,854
Primis Financial Corp.	2,294	31,084
Professional Holdings Corp. (A Shares) (a)	1,339	30,061
QCR Holdings, Inc.	1,735	102,868
RBB Bancorp	1,610	36,724
Red River Bancshares, Inc.	432	23,695
Renasant Corp.	5,792	193,453
Republic Bancorp, Inc., Kentucky Class A	911	40,849
Republic First Bancorp, Inc. (a)	5,154	18,657
S&T Bancorp, Inc.	4,137	127,999
Sandy Spring Bancorp, Inc.	4,669	192,830
Seacoast Banking Corp., Florida	6,370	227,919
ServisFirst Bancshares, Inc.	5,293	452,287
Shore Bancshares, Inc.	1,852	36,299
Sierra Bancorp	1,447	32,485
Silvergate Capital Corp. (a)	3,319	309,630
Simmons First National Corp. Class A	13,262	314,973
SmartFinancial, Inc.	1,621	42,551
South Plains Financial, Inc.	999	26,394
Southern First Bancshares, Inc. (a)	795	35,576
Southside Bancshares, Inc.	3,180	127,009
Southstate Corp. (b)	7,927	671,972
Stock Yards Bancorp, Inc.	3,000	207,450
Summit Financial Group, Inc.	1,106	33,744
Texas Capital Bancshares, Inc. (a)	5,371	314,848
The Bank of NT Butterfield & Son Ltd.	5,292	179,346
The First Bancorp, Inc.	1,049	31,685
Third Coast Bancshares, Inc.	1,368	25,664
Tompkins Financial Corp.	1,468	113,256
TowneBank	7,079	211,450
Trico Bancshares	3,318	158,600
Triumph Bancorp, Inc. (a)	2,539	184,458
Trustmark Corp.	6,464	209,886
UMB Financial Corp.	4,645	420,373
United Bankshares, Inc., West Virginia (b)	13,974	541,353
United Community Bank, Inc.	11,277	383,756
Unity Bancorp, Inc.	750	21,015
Univest Corp. of Pennsylvania	3,011	75,094
USCB Financial Holdings, Inc. (a)	1,076	13,063
Valley National Bancorp	45,631	533,426
Veritex Holdings, Inc.	5,593	173,047
Washington Federal, Inc.	6,836	233,313
Washington Trust Bancorp, Inc.	1,791	98,290
WesBanco, Inc.	6,129	209,121
West Bancorp., Inc.	1,688	43,905
Westamerica Bancorp.	2,742	164,547
		25,268,142
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	6,412	254,941
Assetmark Financial Holdings, Inc. (a)	2,254	42,803
Associated Capital Group, Inc.	182	7,444
B. Riley Financial, Inc.	2,183	112,512
Bakkt Holdings, Inc. Class A (a)(b)	5,958	16,742
BGC Partners, Inc. Class A	33,521	122,352
Blucora, Inc. (a)	4,927	98,540
BrightSphere Investment Group, Inc.	3,442	65,088
Cohen & Steers, Inc.	2,698	198,816
Cowen Group, Inc. Class A	2,810	98,547
Diamond Hill Investment Group, Inc.	313	59,836
Donnelley Financial Solutions, Inc. (a)	2,918	99,183
Federated Hermes, Inc.	9,263	315,961
Focus Financial Partners, Inc. Class A (a)	6,182	249,938
GAMCO Investors, Inc. Class A	533	11,054
GCM Grosvenor, Inc. Class A	4,667	36,916
Hamilton Lane, Inc. Class A	3,760	284,143
Houlihan Lokey	5,388	455,609
Manning & Napier, Inc. Class A	1,728	21,963
MarketWise, Inc. Class A (a)	1,828	5,210
Moelis & Co. Class A	6,849	319,026
Open Lending Corp. (a)	11,161	115,628
Oppenheimer Holdings, Inc. Class A (non-vtg.)	899	30,197
Perella Weinberg Partners Class A	5,019	35,384
Piper Jaffray Companies	1,831	231,072
PJT Partners, Inc.	2,536	181,273
Pzena Investment Management, Inc.	1,864	17,578
Sculptor Capital Management, Inc. Class A	2,770	27,174
Silvercrest Asset Management Group Class A	1,087	19,349
StepStone Group, Inc. Class A	5,584	148,758
StoneX Group, Inc. (a)	1,808	157,531
Value Line, Inc.	100	8,679
Victory Capital Holdings, Inc.	1,760	48,699
Virtus Investment Partners, Inc.	755	155,772
WisdomTree Investments, Inc.	14,242	74,058
		4,127,776
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	517	19,977
Consumer Portfolio Services, Inc. (a)	1,425	18,269
CURO Group Holdings Corp.	2,381	17,048
Encore Capital Group, Inc. (a)	2,512	181,944
Enova International, Inc. (a)	3,349	115,574
EZCORP, Inc. (non-vtg.) Class A (a)	5,255	42,250
FirstCash Holdings, Inc.	4,062	297,582
Green Dot Corp. Class A (a)	5,133	144,237
LendingClub Corp. (a)	10,763	149,068
LendingTree, Inc. (a)	1,124	51,232
MoneyLion, Inc. (a)	15,013	23,570
Navient Corp.	12,156	200,209
Nelnet, Inc. Class A	1,555	147,865
NerdWallet, Inc. (b)	2,637	22,889
Oportun Financial Corp. (a)	2,970	27,265
OppFi, Inc. Class A (a)	1,387	4,244
PRA Group, Inc. (a)	4,151	165,376
PROG Holdings, Inc. (a)	5,692	104,847
Regional Management Corp.	835	34,235
Sunlight Financial Holdings, Inc. Class A (a)	2,589	9,838
World Acceptance Corp. (a)	435	48,187
		1,825,706
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	1,924	58,297
Alerus Financial Corp.	1,573	38,759
Banco Latinoamericano de Comercio Exterior SA Series E	2,764	38,281
Cannae Holdings, Inc. (a)	7,973	168,310
Compass Diversified Holdings	6,403	154,504
Jackson Financial, Inc.	8,023	220,713
SWK Holdings Corp. (a)	294	5,313
		684,177
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	4,814	56,661
American Equity Investment Life Holding Co.	8,231	309,156
Amerisafe, Inc.	2,039	92,897
Argo Group International Holdings, Ltd.	3,345	109,683
Bright Health Group, Inc. (a)	19,987	33,578
BRP Group, Inc. (a)	6,165	169,969
CNO Financial Group, Inc.	12,210	228,938
Crawford & Co. Class A	1,767	12,811
Donegal Group, Inc. Class A	1,581	22,387
eHealth, Inc. (a)	2,455	18,167
Employers Holdings, Inc.	2,868	113,888
Enstar Group Ltd. (a)	1,218	241,067
Genworth Financial, Inc. Class A (a)	53,717	228,297
Goosehead Insurance	2,024	113,769
Greenlight Capital Re, Ltd. (a)	3,017	21,692
HCI Group, Inc.	776	53,133
Hippo Holdings, Inc. (a)	26,488	22,621
Horace Mann Educators Corp.	4,398	150,632
Investors Title Co.	149	22,201
James River Group Holdings Ltd.	3,881	92,213
Kinsale Capital Group, Inc.	2,288	556,464
Lemonade, Inc. (a)(b)	4,947	93,251
MBIA, Inc. (a)	5,101	64,171
Mercury General Corp.	2,835	118,872
National Western Life Group, Inc.	236	47,672
NI Holdings, Inc. (a)	796	11,813
Oscar Health, Inc. (a)	12,671	68,423
Palomar Holdings, Inc. (a)	2,571	160,353
ProAssurance Corp.	5,667	125,411
RLI Corp.	4,122	453,338
Root, Inc. (a)	14,929	15,675
Safety Insurance Group, Inc.	1,497	129,565
Selective Insurance Group, Inc.	6,301	490,596
Selectquote, Inc. (a)	13,582	24,991
Siriuspoint Ltd. (a)	9,796	42,906
Stewart Information Services Corp.	2,863	156,463
Tiptree, Inc.	2,494	27,708
Trean Insurance Group, Inc. (a)	2,332	12,033
Trupanion, Inc. (a)(b)	4,114	259,305
United Fire Group, Inc.	2,264	74,327
Universal Insurance Holdings, Inc.	2,867	36,268
		5,083,365
Mortgage Real Estate Investment Trusts - 1.4%
Angel Oak Mortgage, Inc.	1,284	18,169
Apollo Commercial Real Estate Finance, Inc.	15,083	192,761
Arbor Realty Trust, Inc.	16,701	277,571
Ares Commercial Real Estate Corp.	4,693	64,294
Armour Residential REIT, Inc. (b)	11,013	86,672
Blackstone Mortgage Trust, Inc.	18,047	558,916
BrightSpire Capital, Inc.	10,085	89,151
Broadmark Realty Capital, Inc.	14,227	107,983
Chimera Investment Corp.	25,283	264,713
Claros Mortgage Trust, Inc. (b)	9,659	185,066
Dynex Capital, Inc.	3,963	66,578
Ellington Financial LLC	6,164	98,932
Franklin BSP Realty Trust, Inc.	8,889	136,446
Granite Point Mortgage Trust, Inc.	5,641	59,851
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	9,004	324,954
Invesco Mortgage Capital, Inc. (b)	3,600	63,720
KKR Real Estate Finance Trust, Inc.	5,559	108,345
Ladder Capital Corp. Class A	12,077	143,475
MFA Financial, Inc.	11,077	143,558
New York Mortgage Trust, Inc.	40,253	126,394
Nexpoint Real Estate Finance, Inc.	772	16,289
Orchid Island Capital, Inc. (b)	18,671	60,121
PennyMac Mortgage Investment Trust	9,885	151,834
Ready Capital Corp.	8,078	112,365
Redwood Trust, Inc.	12,791	110,770
TPG RE Finance Trust, Inc.	7,266	78,836
Two Harbors Investment Corp.	36,706	197,478
		3,845,242
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)	6,056	252,899
Blue Foundry Bancorp	2,799	32,832
Bridgewater Bancshares, Inc. (a)	2,179	38,089
Capitol Federal Financial, Inc.	13,700	131,383
Columbia Financial, Inc. (a)	3,603	73,285
Enact Holdings, Inc.	3,127	72,046
Essent Group Ltd.	11,169	466,417
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	933	102,901
Finance of America Companies, Inc. (a)	4,025	7,124
Flagstar Bancorp, Inc.	5,553	228,784
Greene County Bancorp, Inc.	345	15,825
Hingham Institution for Savings	157	45,532
Home Bancorp, Inc.	760	28,629
Home Point Capital, Inc.	786	2,892
Kearny Financial Corp.	6,566	76,888
Luther Burbank Corp.	1,432	18,888
Merchants Bancorp	1,659	43,897
Mr. Cooper Group, Inc. (a)	7,668	345,443
NMI Holdings, Inc. (a)	9,021	170,858
Northfield Bancorp, Inc.	4,691	69,052
PCSB Financial Corp.	1,223	23,836
PennyMac Financial Services, Inc.	3,131	171,547
Pioneer Bancorp, Inc. (a)	1,410	13,691
Provident Bancorp, Inc.	1,472	22,286
Provident Financial Services, Inc.	7,929	193,150
Radian Group, Inc.	18,349	410,467
Southern Missouri Bancorp, Inc.	856	46,173
Sterling Bancorp, Inc. (a)	1,453	9,096
Trustco Bank Corp., New York	1,988	66,717
Velocity Financial, Inc. (a)	912	10,789
Walker & Dunlop, Inc.	3,254	366,531
Waterstone Financial, Inc.	2,155	40,191
WSFS Financial Corp.	6,843	326,548
		3,924,686
TOTAL FINANCIALS		44,759,094
HEALTH CARE - 16.8%
Biotechnology - 7.1%
2seventy bio, Inc. (a)	3,990	57,416
4D Molecular Therapeutics, Inc. (a)	3,131	29,431
Aadi Bioscience, Inc. (a)	1,492	18,456
ACADIA Pharmaceuticals, Inc. (a)	12,749	187,283
Adagio Therapeutics, Inc.	5,583	19,652
Adicet Bio, Inc. (a)	2,945	49,741
ADMA Biologics, Inc. (a)	19,219	41,129
Aerovate Therapeutics, Inc.	929	20,670
Affimed NV (a)	14,960	42,337
Agenus, Inc. (a)	28,745	74,162
Agios Pharmaceuticals, Inc. (a)	5,784	124,761
Akero Therapeutics, Inc. (a)	2,980	30,515
Albireo Pharma, Inc. (a)	1,833	38,108
Alector, Inc. (a)	6,638	67,840
Alkermes PLC (a)	17,212	440,627
Allogene Therapeutics, Inc. (a)	8,401	109,045
Allovir, Inc. (a)	3,137	14,399
Alpine Immune Sciences, Inc. (a)	1,677	13,332
ALX Oncology Holdings, Inc. (a)	2,209	21,383
Amicus Therapeutics, Inc. (a)	29,033	289,169
AnaptysBio, Inc. (a)	2,159	45,209
Anavex Life Sciences Corp. (a)	7,290	74,795
Anika Therapeutics, Inc. (a)	1,558	36,395
Apellis Pharmaceuticals, Inc. (a)	9,610	540,851
Arbutus Biopharma Corp. (a)	11,082	25,599
Arcellx, Inc.	1,023	21,207
Arcturus Therapeutics Holdings, Inc. (a)	2,439	42,804
Arcus Biosciences, Inc. (a)	5,460	145,181
Arcutis Biotherapeutics, Inc. (a)	3,678	89,228
Arrowhead Pharmaceuticals, Inc. (a)	10,892	463,237
Atara Biotherapeutics, Inc. (a)	9,526	28,864
Aura Biosciences, Inc.	1,869	26,652
Aurinia Pharmaceuticals, Inc. (a)	14,271	116,737
Avid Bioservices, Inc. (a)	6,447	126,684
Avidity Biosciences, Inc. (a)	5,165	84,138
Beam Therapeutics, Inc. (a)(b)	6,732	423,981
BioCryst Pharmaceuticals, Inc. (a)	19,626	216,279
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,578	960,485
BioXcel Therapeutics, Inc. (a)(b)	1,973	30,463
bluebird bio, Inc. (a)	7,367	29,836
Blueprint Medicines Corp. (a)	6,329	323,159
BridgeBio Pharma, Inc. (a)	11,133	96,412
C4 Therapeutics, Inc. (a)(b)	4,518	43,554
CareDx, Inc. (a)	5,371	127,776
Caribou Biosciences, Inc.	5,807	47,153
Catalyst Pharmaceutical Partners, Inc. (a)	10,231	104,765
Celldex Therapeutics, Inc. (a)	4,821	148,101
Celularity, Inc. Class A (a)	1,585	4,771
Century Therapeutics, Inc. (a)	2,076	21,943
Cerevel Therapeutics Holdings (a)	5,771	151,720
ChemoCentryx, Inc. (a)	6,618	156,317
Chimerix, Inc. (a)	9,142	20,021
Chinook Therapeutics, Inc. (a)	4,588	84,924
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	4,745	52,622
Coherus BioSciences, Inc. (a)	7,691	65,143
Crinetics Pharmaceuticals, Inc. (a)	5,537	106,366
CTI BioPharma Corp. (a)	9,809	64,151
Cullinan Oncology, Inc. (a)	3,110	42,016
Cytokinetics, Inc. (a)	8,669	366,959
Day One Biopharmaceuticals, Inc. (a)	2,471	42,328
Deciphera Pharmaceuticals, Inc. (a)	4,719	59,884
Denali Therapeutics, Inc. (a)	10,431	354,863
Design Therapeutics, Inc. (a)	3,558	69,808
Dynavax Technologies Corp. (a)	12,507	179,851
Dyne Therapeutics, Inc. (a)	3,389	35,551
Eagle Pharmaceuticals, Inc. (a)	1,104	43,829
Editas Medicine, Inc. (a)	7,371	117,273
Eiger Biopharmaceuticals, Inc. (a)	4,289	37,271
Emergent BioSolutions, Inc. (a)	5,295	183,419
Enanta Pharmaceuticals, Inc. (a)	2,053	113,223
Enochian Biosciences, Inc. (a)	2,034	4,678
EQRx, Inc. (a)(b)	14,416	78,567
Erasca, Inc. (b)	6,727	50,722
Fate Therapeutics, Inc. (a)(b)	8,820	269,275
FibroGen, Inc. (a)	9,207	115,824
Foghorn Therapeutics, Inc. (a)	2,156	31,542
Forma Therapeutics Holdings, Inc. (a)	3,832	31,729
Gelesis Holdings, Inc. Class A (a)	1,579	2,274
Generation Bio Co. (a)	4,991	31,843
Geron Corp. (a)	38,077	72,346
Global Blood Therapeutics, Inc. (a)	6,556	214,512
Gossamer Bio, Inc. (a)	6,624	74,388
GreenLight Biosciences Holdings PBC Class A (a)	1,454	3,082
Halozyme Therapeutics, Inc. (a)	14,316	700,052
Heron Therapeutics, Inc. (a)(b)	10,619	29,521
HilleVax, Inc.	1,329	17,968
Humacyte, Inc. Class A (a)	1,894	6,591
Icosavax, Inc. (a)	2,673	18,711
Ideaya Biosciences, Inc. (a)	3,803	56,741
IGM Biosciences, Inc. (a)	1,044	16,819
Imago BioSciences, Inc.	2,797	45,032
ImmunityBio, Inc. (a)	8,592	33,423
ImmunoGen, Inc. (a)	22,818	108,157
Immunovant, Inc. (a)	4,239	17,465
Inhibrx, Inc. (a)	3,100	53,754
Inovio Pharmaceuticals, Inc. (a)(b)	23,447	46,425
Insmed, Inc. (a)	12,620	279,154
Instil Bio, Inc. (a)	7,450	42,018
Intellia Therapeutics, Inc. (a)	7,977	516,591
Intercept Pharmaceuticals, Inc. (a)(b)	2,647	33,776
Iovance Biotherapeutics, Inc. (a)	15,840	184,536
Ironwood Pharmaceuticals, Inc. Class A (a)	14,502	166,048
iTeos Therapeutics, Inc. (a)	2,499	61,126
Iveric Bio, Inc. (a)	12,270	131,166
Janux Therapeutics, Inc. (a)	1,859	23,089
Jounce Therapeutics, Inc. (a)	4,281	13,143
Kalvista Pharmaceuticals, Inc. (a)	2,575	31,801
Karuna Therapeutics, Inc. (a)	2,775	361,444
Karyopharm Therapeutics, Inc. (a)	7,856	33,388
Keros Therapeutics, Inc. (a)	1,781	57,134
Kezar Life Sciences, Inc. (a)	4,981	48,664
Kiniksa Pharmaceuticals Ltd. (a)	3,224	31,950
Kinnate Biopharma, Inc. (a)	2,990	31,993
Kodiak Sciences, Inc. (a)	3,432	34,148
Kronos Bio, Inc. (a)	4,101	17,224
Krystal Biotech, Inc. (a)	2,195	159,313
Kura Oncology, Inc. (a)	6,725	102,960
Kymera Therapeutics, Inc. (a)	4,003	88,186
Lexicon Pharmaceuticals, Inc. (a)	7,761	18,471
Ligand Pharmaceuticals, Inc. Class B (a)	1,590	146,328
Lyell Immunopharma, Inc. (a)(b)	18,184	101,285
Macrogenics, Inc. (a)	6,146	19,237
Madrigal Pharmaceuticals, Inc. (a)	1,340	84,179
MannKind Corp. (a)	26,099	90,042
MeiraGTx Holdings PLC (a)	3,125	25,875
Mersana Therapeutics, Inc. (a)	9,373	47,521
MiMedx Group, Inc. (a)	11,986	40,992
Mirum Pharmaceuticals, Inc. (a)	1,622	40,712
Monte Rosa Therapeutics, Inc. (a)(b)	2,940	26,666
Morphic Holding, Inc. (a)	2,746	72,687
Myriad Genetics, Inc. (a)	8,406	221,750
Nkarta, Inc. (a)	3,481	47,028
Nurix Therapeutics, Inc. (a)	4,688	74,820
Nuvalent, Inc. Class A (a)	1,926	28,620
Ocugen, Inc. (a)(b)	22,854	58,963
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	7,595	43,595
Outlook Therapeutics, Inc. (a)(b)	12,239	13,830
Pardes Biosciences, Inc. (a)	2,896	8,167
PepGen, Inc.	851	9,531
PMV Pharmaceuticals, Inc. (a)	3,913	58,499
Point Biopharma Global, Inc. (a)	7,856	57,663
Praxis Precision Medicines, Inc. (a)	4,012	14,162
Precigen, Inc. (a)	10,295	16,163
Prometheus Biosciences, Inc. (a)	3,080	131,424
Protagonist Therapeutics, Inc. (a)	4,842	48,178
Prothena Corp. PLC (a)	3,768	117,034
PTC Therapeutics, Inc. (a)	7,412	322,793
Radius Health, Inc. (a)	4,911	49,503
Rallybio Corp. (a)(b)	1,740	16,234
RAPT Therapeutics, Inc. (a)	2,798	51,539
Recursion Pharmaceuticals, Inc. (a)	14,259	120,631
REGENXBIO, Inc. (a)	4,226	132,570
Relay Therapeutics, Inc. (a)	8,049	153,092
Replimune Group, Inc. (a)	3,128	60,308
Revolution Medicines, Inc. (a)	6,644	150,088
Rigel Pharmaceuticals, Inc. (a)	17,635	20,986
Rocket Pharmaceuticals, Inc. (a)	4,641	67,295
Sage Therapeutics, Inc. (a)	5,478	188,498
Sana Biotechnology, Inc. (a)(b)	9,428	62,979
Sangamo Therapeutics, Inc. (a)	12,867	55,199
Seres Therapeutics, Inc. (a)	7,566	31,096
Sorrento Therapeutics, Inc. (a)(b)	40,290	104,754
Springworks Therapeutics, Inc. (a)	3,658	109,301
Stoke Therapeutics, Inc. (a)	2,314	34,224
Sutro Biopharma, Inc. (a)	4,621	27,033
Syndax Pharmaceuticals, Inc. (a)	5,453	111,078
Talaris Therapeutics, Inc. (a)	2,303	10,248
Tango Therapeutics, Inc. (a)	4,816	19,697
Tenaya Therapeutics, Inc. (a)	2,902	13,843
TG Therapeutics, Inc. (a)	14,135	84,669
Travere Therapeutics, Inc. (a)	6,379	150,162
Turning Point Therapeutics, Inc. (a)	4,836	362,603
Twist Bioscience Corp. (a)	5,952	260,340
Tyra Biosciences, Inc.	1,280	13,632
Vanda Pharmaceuticals, Inc. (a)	5,762	62,114
Vaxart, Inc. (a)(b)	13,235	48,705
Vaxcyte, Inc. (a)	5,531	127,655
VBI Vaccines, Inc. (a)	21,294	18,115
Vera Therapeutics, Inc. (a)(b)	1,499	25,858
Veracyte, Inc. (a)	7,613	200,526
Vericel Corp. (a)	4,968	161,659
Verve Therapeutics, Inc. (a)	3,888	95,723
Vir Biotechnology, Inc. (a)	7,695	213,998
Viridian Therapeutics, Inc. (a)	2,648	35,060
VistaGen Therapeutics, Inc. (a)	20,570	2,944
Xencor, Inc. (a)	6,046	173,460
Y-mAbs Therapeutics, Inc. (a)	3,922	61,144
Zentalis Pharmaceuticals, Inc. (a)	4,042	118,026
		18,856,351
Health Care Equipment & Supplies - 3.7%
Alphatec Holdings, Inc. (a)	7,525	56,739
Angiodynamics, Inc. (a)	3,942	89,444
Artivion, Inc. (a)	4,060	79,576
Atricure, Inc. (a)	4,835	238,897
Atrion Corp.	143	96,654
Avanos Medical, Inc. (a)	4,935	140,006
AxoGen, Inc. (a)	4,181	38,967
Axonics Modulation Technologies, Inc. (a)	4,952	321,236
BioLife Solutions, Inc. (a)	3,599	69,353
Bioventus, Inc. (a)	3,311	28,110
Butterfly Network, Inc. Class A (a)(b)	14,352	62,288
Cardiovascular Systems, Inc. (a)	4,210	64,876
Cerus Corp. (a)	18,338	99,025
CONMED Corp.	2,982	291,133
CryoPort, Inc. (a)	4,701	174,877
Cue Health, Inc.	11,672	39,451
Cutera, Inc. (a)	1,746	81,049
Embecta Corp. (a)	6,015	177,021
Figs, Inc. Class A (a)	13,579	143,530
Glaukos Corp. (a)	4,812	259,126
Haemonetics Corp. (a)	5,359	372,397
Heska Corp. (a)	1,024	93,686
Inari Medical, Inc. (a)(b)	5,104	395,968
Inogen, Inc. (a)	2,409	67,018
Integer Holdings Corp. (a)	3,450	241,121
IRadimed Corp.	737	31,138
iRhythm Technologies, Inc. (a)	3,150	487,085
Lantheus Holdings, Inc. (a)	7,208	552,998
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	2,063	103,872
LivaNova PLC (a)	5,670	361,009
Meridian Bioscience, Inc. (a)	4,552	144,116
Merit Medical Systems, Inc. (a)	5,863	337,005
Mesa Laboratories, Inc.	529	112,809
Nano-X Imaging Ltd. (a)(b)	4,458	53,674
Neogen Corp. (a)(b)	11,451	264,862
Nevro Corp. (a)	3,671	159,138
NuVasive, Inc. (a)	5,532	290,541
Omnicell, Inc. (a)	4,640	510,957
OraSure Technologies, Inc. (a)	7,749	23,712
Orthofix International NV (a)	2,028	52,018
OrthoPediatrics Corp. (a)	1,543	72,907
Outset Medical, Inc. (a)	5,115	79,027
Owlet, Inc. (a)	1,693	3,606
Paragon 28, Inc.	4,838	91,922
PROCEPT BioRobotics Corp. (b)	2,699	103,372
Pulmonx Corp. (a)	3,647	62,145
RxSight, Inc.	2,120	31,715
Seaspine Holdings Corp. (a)	3,752	22,287
Senseonics Holdings, Inc. (a)(b)	48,843	63,007
Shockwave Medical, Inc. (a)	3,763	793,730
SI-BONE, Inc. (a)	3,608	48,492
Sight Sciences, Inc.	2,374	22,031
Silk Road Medical, Inc. (a)	3,647	165,975
Staar Surgical Co. (a)	5,080	409,956
SurModics, Inc. (a)	1,416	49,277
Tactile Systems Technology, Inc. (a)	1,963	15,213
TransMedics Group, Inc. (a)	2,834	114,437
Treace Medical Concepts, Inc. (a)	3,530	59,728
UFP Technologies, Inc. (a)	722	58,135
Utah Medical Products, Inc.	356	32,517
Varex Imaging Corp. (a)	4,023	89,673
Vicarious Surgical, Inc. (a)	5,609	21,875
ViewRay, Inc. (a)	16,198	49,404
Zimvie, Inc. (a)	2,218	43,074
Zynex, Inc.	2,530	21,707
		9,731,694
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)	19,077	323,164
23andMe Holding Co. Class A (a)(b)	18,413	51,188
Accolade, Inc. (a)	6,260	57,842
AdaptHealth Corp. (a)	7,630	168,699
Addus HomeCare Corp. (a)	1,637	151,930
Agiliti, Inc. (a)	2,883	63,109
AirSculpt Technologies, Inc. (a)	1,306	10,148
Alignment Healthcare, Inc. (a)	8,881	130,373
AMN Healthcare Services, Inc. (a)	4,726	531,391
Apollo Medical Holdings, Inc. (a)	4,124	218,696
ATI Physical Therapy, Inc. (a)	7,681	8,065
Aveanna Healthcare Holdings, Inc. (a)	4,221	8,949
Brookdale Senior Living, Inc. (a)	19,376	93,392
Cano Health, Inc. (a)	17,081	104,023
CareMax, Inc. Class A (a)	6,392	45,703
Castle Biosciences, Inc. (a)	2,515	70,319
Clover Health Investments Corp. (a)(b)	40,384	113,075
Community Health Systems, Inc. (a)	13,128	39,121
Corvel Corp. (a)	941	155,161
Covetrus, Inc. (a)	11,153	231,648
Cross Country Healthcare, Inc. (a)	3,899	102,778
DocGo, Inc. Class A (a)	8,500	65,705
Fulgent Genetics, Inc. (a)	2,277	136,051
Hanger, Inc. (a)	3,980	73,909
HealthEquity, Inc. (a)	8,769	510,093
Hims & Hers Health, Inc. (a)	12,888	79,777
Innovage Holding Corp. (a)	2,203	9,803
Invitae Corp. (a)(b)	24,708	46,945
LHC Group, Inc. (a)	3,146	512,987
LifeStance Health Group, Inc. (a)	7,760	46,250
MEDNAX, Inc. (a)	9,069	205,504
Modivcare, Inc. (a)	1,333	133,033
National Healthcare Corp.	1,323	93,973
National Research Corp. Class A	1,490	56,471
Opko Health, Inc. (a)	42,520	100,347
Option Care Health, Inc. (a)	15,175	509,880
Owens & Minor, Inc.	7,819	276,871
P3 Health Partners, Inc. Class A (a)	2,567	12,604
Patterson Companies, Inc.	9,225	286,529
Pennant Group, Inc. (a)	2,729	36,405
PetIQ, Inc. Class A (a)	2,939	48,200
Privia Health Group, Inc. (a)	4,563	167,827
Progyny, Inc. (a)(b)	7,947	242,622
R1 Rcm, Inc. (a)	14,286	357,150
RadNet, Inc. (a)	5,151	105,956
Select Medical Holdings Corp.	11,416	338,142
Sema4 Holdings Corp. Class A (a)	16,400	26,568
Surgery Partners, Inc. (a)	4,178	164,530
The Ensign Group, Inc.	5,684	452,958
The Joint Corp. (a)	1,534	26,231
The Oncology Institute, Inc. (a)	1,916	12,377
U.S. Physical Therapy, Inc.	1,349	175,073
		7,989,545
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	11,951	189,065
American Well Corp. (a)	24,241	94,540
Babylon Holdings Ltd. Class A (a)	11,363	11,477
Computer Programs & Systems, Inc. (a)	1,505	50,809
Convey Health Solutions Holdin (a)	1,771	18,507
Evolent Health, Inc. (a)	8,663	294,455
Health Catalyst, Inc. (a)	5,839	97,745
HealthStream, Inc. (a)	2,528	60,824
Inspire Medical Systems, Inc. (a)	2,877	601,264
MultiPlan Corp. Class A (a)(b)	39,946	202,127
Nextgen Healthcare, Inc. (a)	5,847	100,101
Nutex Health, Inc. (a)	3,966	10,470
OptimizeRx Corp. (a)	1,867	41,951
Phreesia, Inc. (a)	5,202	122,195
Schrodinger, Inc. (a)	5,712	178,786
Sharecare, Inc. Class A (a)	6,388	9,135
Simulations Plus, Inc.	1,648	105,719
		2,189,170
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)	21,881	219,685
Absci Corp.	5,585	18,375
Adaptive Biotechnologies Corp. (a)	11,814	108,216
Akoya Biosciences, Inc. (a)	1,674	23,570
Alpha Teknova, Inc. (a)	626	4,063
Berkeley Lights, Inc. (a)	5,827	26,163
BioNano Genomics, Inc. (a)(b)	30,737	57,171
Codexis, Inc. (a)	6,492	44,535
Cytek Biosciences, Inc.	12,177	155,866
Inotiv, Inc. (a)	1,856	34,670
MaxCyte, Inc.	9,341	50,908
Medpace Holdings, Inc. (a)	2,918	494,689
Nanostring Technologies, Inc. (a)	5,014	64,179
Nautilus Biotechnology, Inc. (a)	5,047	14,687
NeoGenomics, Inc. (a)	13,070	132,268
Pacific Biosciences of California, Inc. (a)	23,899	104,439
Quanterix Corp. (a)	3,649	58,348
Quantum-Si, Inc. (a)(b)	9,535	30,989
Science 37 Holdings, Inc. (a)	6,445	12,826
Seer, Inc. (a)	5,424	48,816
Singular Genomics Systems, Inc. (a)	5,684	21,656
SomaLogic, Inc. Class A (a)	15,867	80,128
		1,806,247
Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc. (a)	6,311	97,253
Aerie Pharmaceuticals, Inc. (a)	4,856	34,041
Amneal Pharmaceuticals, Inc. (a)	10,934	38,706
Amphastar Pharmaceuticals, Inc. (a)	4,025	150,495
Amylyx Pharmaceuticals, Inc.	1,184	31,956
AN2 Therapeutics, Inc.	486	4,160
ANI Pharmaceuticals, Inc. (a)	1,347	46,135
Arvinas Holding Co. LLC (a)	5,164	274,260
Atea Pharmaceuticals, Inc. (a)	8,099	66,412
Athira Pharma, Inc. (a)	3,242	11,282
Axsome Therapeutics, Inc. (a)	3,010	116,156
Cara Therapeutics, Inc. (a)	4,776	41,742
Cassava Sciences, Inc. (a)(b)	3,992	65,189
CinCor Pharma, Inc.	1,381	31,238
Collegium Pharmaceutical, Inc. (a)	3,582	61,575
Corcept Therapeutics, Inc. (a)	9,017	258,427
DICE Therapeutics, Inc.	3,022	52,099
Edgewise Therapeutics, Inc. (a)	3,039	29,387
Endo International PLC (a)	22,777	12,076
Esperion Therapeutics, Inc. (a)(b)	6,496	37,482
Evolus, Inc. (a)	3,669	45,239
Eyepoint Pharmaceuticals, Inc. (a)	2,780	25,381
Fulcrum Therapeutics, Inc. (a)(b)	3,575	21,021
Harmony Biosciences Holdings, Inc. (a)	2,762	140,116
Innoviva, Inc. (a)	6,654	95,418
Intra-Cellular Therapies, Inc. (a)	9,680	523,882
Liquidia Technologies, Inc. (a)	4,949	24,275
Nektar Therapeutics (a)	19,133	75,767
NGM Biopharmaceuticals, Inc. (a)	4,144	60,005
Nuvation Bio, Inc. (a)	12,008	33,142
Ocular Therapeutix, Inc. (a)	8,375	37,520
Pacira Biosciences, Inc. (a)(b)	4,762	269,339
Phathom Pharmaceuticals, Inc. (a)(b)	2,521	23,218
Phibro Animal Health Corp. Class A	2,156	42,193
Prestige Brands Holdings, Inc. (a)	5,283	318,618
Provention Bio, Inc. (a)(b)	6,064	23,164
Reata Pharmaceuticals, Inc. (a)	2,927	89,800
Relmada Therapeutics, Inc. (a)	2,919	74,726
Revance Therapeutics, Inc. (a)	7,412	115,034
SIGA Technologies, Inc.	4,946	85,022
Supernus Pharmaceuticals, Inc. (a)	5,154	163,640
Tarsus Pharmaceuticals, Inc. (a)(b)	1,842	27,667
Theravance Biopharma, Inc. (a)	6,840	60,124
Theseus Pharmaceuticals, Inc.	1,722	12,416
Tricida, Inc. (a)	3,406	31,199
Ventyx Biosciences, Inc.	2,426	36,657
Xeris Biopharma Holdings, Inc. (a)	13,900	19,738
Zogenix, Inc. rights (a)(c)	5,244	3,566
		3,937,958
TOTAL HEALTH CARE		44,510,965
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.9%
AAR Corp. (a)	3,535	157,414
Aerojet Rocketdyne Holdings, Inc. (a)	8,387	366,428
AeroVironment, Inc. (a)	2,462	213,308
AerSale Corp. (a)	1,671	29,259
Archer Aviation, Inc. Class A (a)(b)	13,362	53,982
Astra Space, Inc. Class A (a)(b)	14,993	21,440
Astronics Corp. (a)	2,673	29,991
Cadre Holdings, Inc.	1,767	41,790
Ducommun, Inc. (a)	1,156	54,725
Kaman Corp.	2,974	91,540
Kratos Defense & Security Solutions, Inc. (a)	13,052	187,818
Maxar Technologies, Inc.	7,700	211,596
Momentus, Inc. Class A (a)	5,690	10,014
Moog, Inc. Class A	3,021	258,718
National Presto Industries, Inc.	538	38,306
Park Aerospace Corp.	2,078	25,352
Parsons Corp. (a)	3,552	153,553
Redwire Corp. (a)	2,004	6,613
Rocket Lab U.S.A., Inc. Class A (a)	22,481	104,986
Terran Orbital Corp. Class A (a)	2,448	10,380
Triumph Group, Inc. (a)	6,708	104,242
V2X, Inc. (a)	1,229	40,852
Virgin Galactic Holdings, Inc. (a)(b)	24,147	179,654
		2,391,961
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,220	194,935
Atlas Air Worldwide Holdings, Inc. (a)	2,969	224,783
Forward Air Corp.	2,847	298,736
Hub Group, Inc. Class A (a)	3,560	271,984
Radiant Logistics, Inc. (a)	4,017	29,123
		1,019,561
Airlines - 0.4%
Allegiant Travel Co. (a)	1,628	187,725
Blade Air Mobility, Inc. (a)	5,789	32,158
Frontier Group Holdings, Inc. (a)(b)	3,813	55,212
Hawaiian Holdings, Inc. (a)	5,348	80,006
Joby Aviation, Inc. (a)(b)	26,655	147,669
SkyWest, Inc. (a)	5,201	125,604
Spirit Airlines, Inc. (a)(b)	11,529	285,573
Sun Country Airlines Holdings, Inc. (a)	3,548	71,563
Wheels Up Experience, Inc. Class A (a)	16,386	36,705
		1,022,215
Building Products - 1.4%
AAON, Inc.	4,644	279,429
American Woodmark Corp. (a)	1,740	87,383
Apogee Enterprises, Inc.	2,326	96,785
Caesarstone Sdot-Yam Ltd.	2,336	20,977
CSW Industrials, Inc.	1,565	186,971
Gibraltar Industries, Inc. (a)	3,498	163,671
Griffon Corp.	4,817	144,558
Insteel Industries, Inc.	1,964	61,473
Janus International Group, Inc. (a)	8,567	87,126
Jeld-Wen Holding, Inc. (a)	9,079	161,425
Masonite International Corp. (a)	2,387	217,289
PGT Innovations, Inc. (a)	6,191	135,583
Quanex Building Products Corp.	3,488	85,840
Resideo Technologies, Inc. (a)	15,310	344,628
Simpson Manufacturing Co. Ltd.	4,576	472,609
UFP Industries, Inc.	6,430	592,910
View, Inc. Class A (a)(b)	11,709	25,877
Zurn Elkay Water Solutions Cor	13,107	379,448
		3,543,982
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	7,096	318,185
ACCO Brands Corp.	9,930	71,198
ACV Auctions, Inc. Class A (a)	11,969	88,451
Aris Water Solution, Inc. Class A	2,356	49,877
Brady Corp. Class A	4,991	238,819
BrightView Holdings, Inc. (a)	4,700	61,758
Casella Waste Systems, Inc. Class A (a)	5,276	427,092
Cimpress PLC (a)	1,872	75,236
CompX International, Inc. Class A	171	3,890
CoreCivic, Inc. (a)	12,737	137,177
Deluxe Corp.	4,574	114,990
Ennis, Inc.	2,634	57,553
Harsco Corp. (a)	8,065	38,793
Healthcare Services Group, Inc.	7,815	112,067
Heritage-Crystal Clean, Inc. (a)	1,677	56,280
HNI Corp.	4,445	156,997
Interface, Inc.	6,168	89,374
KAR Auction Services, Inc. (a)	12,665	216,572
Kimball International, Inc. Class B	3,845	31,491
Li-Cycle Holdings Corp. (a)(b)	13,960	100,372
Matthews International Corp. Class A	3,225	90,139
Millerknoll, Inc.	8,075	243,138
Montrose Environmental Group, Inc. (a)	2,921	117,191
NL Industries, Inc.	812	7,576
Pitney Bowes, Inc.	18,172	59,422
Quad/Graphics, Inc. (a)	3,433	10,917
SP Plus Corp. (a)	2,422	82,978
Steelcase, Inc. Class A	9,074	100,994
The Brink's Co.	4,906	279,348
The GEO Group, Inc. (a)(b)	12,601	82,663
UniFirst Corp.	1,584	310,290
Viad Corp. (a)	2,129	71,896
VSE Corp.	1,092	45,809
		3,948,533
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)	3,352	191,801
API Group Corp. (a)	21,877	387,442
Arcosa, Inc.	5,099	262,904
Argan, Inc.	1,498	55,666
Comfort Systems U.S.A., Inc.	3,746	395,802
Concrete Pumping Holdings, Inc. (a)	2,602	16,991
Construction Partners, Inc. Class A (a)	4,252	101,113
Dycom Industries, Inc. (a)	3,051	314,741
EMCOR Group, Inc.	5,344	621,881
Fluor Corp. (a)	15,032	381,963
Granite Construction, Inc.	4,784	143,042
Great Lakes Dredge & Dock Corp. (a)	6,843	88,480
IES Holdings, Inc. (a)	985	32,505
Infrastructure and Energy Alternatives, Inc. (a)	3,176	44,845
MYR Group, Inc. (a)	1,765	168,081
Northwest Pipe Co. (a)	996	31,225
NV5 Global, Inc. (a)	1,431	194,044
Primoris Services Corp.	5,581	130,372
Sterling Construction Co., Inc. (a)	3,131	80,498
Tutor Perini Corp. (a)	4,368	39,661
		3,683,057
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	1,401	37,743
Array Technologies, Inc. (a)	15,879	267,561
Atkore, Inc. (a)	4,550	451,679
AZZ, Inc.	2,574	109,498
Babcock & Wilcox Enterprises, Inc. (a)	6,416	51,071
Blink Charging Co. (a)(b)	3,950	83,622
Bloom Energy Corp. Class A (a)(b)	17,248	348,927
Encore Wire Corp.	2,016	279,156
Energy Vault Holdings, Inc. Class A (a)	2,577	11,468
EnerSys	4,393	289,543
Enovix Corp. (a)	11,489	153,033
ESS Tech, Inc. Class A (a)(b)	8,384	31,859
Fluence Energy, Inc. (b)	3,927	53,957
FTC Solar, Inc. (a)(b)	4,439	22,284
FuelCell Energy, Inc. (a)	38,900	139,651
GrafTech International Ltd.	20,678	159,221
Heliogen, Inc. (a)	2,021	4,992
NuScale Power Corp. (a)(b)	1,850	26,529
Powell Industries, Inc.	994	23,816
Preformed Line Products Co.	272	16,266
Shoals Technologies Group, Inc. (a)	11,847	279,945
Stem, Inc. (a)(b)	15,215	172,386
Thermon Group Holdings, Inc. (a)	3,491	54,355
TPI Composites, Inc. (a)	3,860	63,574
Vicor Corp. (a)	2,328	169,851
		3,301,987
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	2,752	62,883
Machinery - 3.8%
Alamo Group, Inc.	1,051	136,010
Albany International Corp. Class A	3,326	303,564
Altra Industrial Motion Corp.	6,896	287,770
Astec Industries, Inc.	2,414	118,600
Barnes Group, Inc.	5,139	173,801
Berkshire Grey, Inc. Class A (a)	5,149	9,062
Blue Bird Corp. (a)	1,755	19,586
Chart Industries, Inc. (a)	3,882	757,339
CIRCOR International, Inc. (a)	1,977	34,420
Columbus McKinnon Corp. (NY Shares)	2,942	97,380
Desktop Metal, Inc. (a)(b)	28,323	60,328
Douglas Dynamics, Inc.	2,353	74,967
Energy Recovery, Inc. (a)	5,880	130,712
Enerpac Tool Group Corp. Class A	6,404	130,001
EnPro Industries, Inc.	2,181	203,880
ESCO Technologies, Inc.	2,699	209,307
Evoqua Water Technologies Corp. (a)	12,423	473,441
Fathom Digital Manufacturing Corp. (a)	989	4,233
Federal Signal Corp.	6,305	261,784
Franklin Electric Co., Inc.	4,871	442,384
Gorman-Rupp Co.	2,403	73,772
Helios Technologies, Inc.	3,447	237,223
Hillenbrand, Inc.	7,684	355,001
Hillman Solutions Corp. Class A (a)	14,187	146,835
Hydrofarm Holdings Group, Inc. (a)	4,655	15,036
Hyliion Holdings Corp. Class A (a)(b)	14,110	55,452
Hyster-Yale Materials Handling Class A	1,148	39,709
Hyzon Motors, Inc. Class A (a)	9,047	36,369
John Bean Technologies Corp.	3,346	375,789
Kadant, Inc.	1,222	249,105
Kennametal, Inc.	8,776	235,636
Lightning eMotors, Inc. (a)	4,093	14,530
Lindsay Corp.	1,168	179,825
Luxfer Holdings PLC sponsored	2,959	48,350
Manitowoc Co., Inc. (a)	3,584	40,965
Markforged Holding Corp. (a)	11,360	24,878
Meritor, Inc. (a)	7,372	268,488
Microvast Holdings, Inc. (a)	18,334	48,585
Miller Industries, Inc.	1,208	29,028
Mueller Industries, Inc.	5,911	397,988
Mueller Water Products, Inc. Class A	16,538	215,325
Nikola Corp. (a)(b)	30,861	191,955
Omega Flex, Inc.	350	40,247
Proterra, Inc. Class A (a)	23,382	126,029
Proto Labs, Inc. (a)	2,898	141,683
RBC Bearings, Inc. (a)(b)	3,011	710,596
REV Group, Inc.	3,800	44,232
Sarcos Technology and Robotics Corp. Class A (a)(b)	7,810	26,164
Shyft Group, Inc. (The)	3,663	95,018
SPX Corp. (a)	4,674	276,374
Standex International Corp.	1,259	122,224
Tennant Co.	1,966	131,781
Terex Corp.	7,245	242,780
The Greenbrier Companies, Inc.	3,341	106,311
Titan International, Inc. (a)	5,356	89,767
Trinity Industries, Inc.	8,809	228,594
Velo3D, Inc. (a)	6,047	19,411
Wabash National Corp.	5,120	92,467
Watts Water Technologies, Inc. Class A	2,892	399,472
Xos, Inc. Class A (a)	5,639	10,094
		10,111,657
Marine - 0.3%
Costamare, Inc.	5,662	66,415
Eagle Bulk Shipping, Inc.	1,437	76,060
Eneti, Inc.	2,245	14,413
Genco Shipping & Trading Ltd.	3,898	75,153
Golden Ocean Group Ltd. (b)	12,920	141,086
Matson, Inc.	4,233	388,039
Safe Bulkers, Inc.	7,790	30,069
		791,235
Professional Services - 1.8%
Alight, Inc. Class A (a)	35,735	269,442
ASGN, Inc. (a)	5,301	550,032
Atlas Technical Consultants, Inc. (a)	1,879	13,191
Barrett Business Services, Inc.	752	61,356
CBIZ, Inc. (a)	5,169	235,810
CRA International, Inc.	769	76,139
Exponent, Inc.	5,446	547,269
First Advantage Corp. (a)	6,244	87,603
Forrester Research, Inc. (a)	1,199	55,742
Franklin Covey Co. (a)	1,368	71,587
Heidrick & Struggles International, Inc.	2,090	65,083
HireRight Holdings Corp.	2,420	35,961
Huron Consulting Group, Inc. (a)	2,205	147,956
ICF International, Inc.	1,944	183,416
Insperity, Inc.	3,827	419,975
Kelly Services, Inc. Class A (non-vtg.)	3,679	79,761
Kforce, Inc.	2,142	141,051
Korn Ferry	5,667	371,245
LegalZoom.com, Inc.	10,320	108,154
ManTech International Corp. Class A	3,153	302,120
Planet Labs PBC Class A (a)	16,418	87,508
Red Violet, Inc. (a)	984	23,222
Resources Connection, Inc.	3,355	71,998
Skillsoft Corp. (a)	8,759	33,635
Spire Global, Inc. (a)	12,856	19,284
Sterling Check Corp.	2,573	50,559
TriNet Group, Inc. (a)	3,915	322,988
TrueBlue, Inc. (a)	3,458	74,831
Upwork, Inc. (a)	12,644	234,673
Willdan Group, Inc. (a)	1,192	32,434
		4,774,025
Road & Rail - 0.6%
ArcBest Corp.	2,589	229,385
Bird Global, Inc. Class A (a)	17,725	9,536
Covenant Transport Group, Inc. Class A	1,264	42,306
Daseke, Inc. (a)	4,334	36,319
Heartland Express, Inc.	4,824	76,605
Marten Transport Ltd.	6,157	132,745
P.A.M. Transportation Services, Inc.	712	25,475
Saia, Inc. (a)	2,809	668,121
TuSimple Holdings, Inc. (a)	14,776	147,169
Universal Logistics Holdings, Inc.	774	23,259
Werner Enterprises, Inc.	6,843	300,818
		1,691,738
Trading Companies & Distributors - 1.5%
Alta Equipment Group, Inc.	2,217	24,919
Applied Industrial Technologies, Inc.	4,033	405,679
Beacon Roofing Supply, Inc. (a)(b)	5,735	344,215
BlueLinx Corp. (a)	993	79,440
Boise Cascade Co.	4,192	296,416
Custom Truck One Source, Inc. Class A (a)	6,397	39,597
Distribution Solutions Group I (a)	528	26,189
DXP Enterprises, Inc. (a)	1,596	54,264
GATX Corp.	3,729	373,832
Global Industrial Co.	1,362	48,692
GMS, Inc. (a)	4,576	242,848
H&E Equipment Services, Inc.	3,366	120,335
Herc Holdings, Inc.	2,724	337,830
Hudson Technologies, Inc. (a)	4,647	41,405
Karat Packaging, Inc. (a)	577	10,980
McGrath RentCorp.	2,539	214,190
MRC Global, Inc. (a)	8,711	101,222
NOW, Inc. (a)	11,579	128,064
Rush Enterprises, Inc.:
Class A	5,063	243,986
Class B	168	9,114
Textainer Group Holdings Ltd.	4,881	165,808
Titan Machinery, Inc. (a)	2,181	61,352
Transcat, Inc. (a)	755	47,052
Triton International Ltd.	6,714	430,233
Veritiv Corp. (a)	1,547	191,859
		4,039,521
TOTAL INDUSTRIALS		40,382,355
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.9%
Adtran Holdings, Inc.	7,407	178,435
Aviat Networks, Inc. (a)	1,199	35,227
Calix, Inc. (a)	6,010	342,810
Cambium Networks Corp. (a)	1,304	24,580
Casa Systems, Inc. (a)	3,633	16,058
Clearfield, Inc. (a)	1,219	120,132
CommScope Holding Co., Inc. (a)	21,586	194,922
Comtech Telecommunications Corp.	2,788	32,397
Digi International, Inc. (a)	3,619	103,105
DZS, Inc. (a)	1,799	33,713
Extreme Networks, Inc. (a)	13,559	177,352
Harmonic, Inc. (a)	9,736	106,317
Infinera Corp. (a)	19,980	130,869
Inseego Corp. (a)	9,110	20,315
NETGEAR, Inc. (a)	2,967	76,489
NetScout Systems, Inc. (a)	7,450	265,071
Ondas Holdings, Inc. (a)	3,525	16,145
Plantronics, Inc. (a)	4,483	178,379
Ribbon Communications, Inc. (a)	7,850	26,612
Viavi Solutions, Inc. (a)	24,083	356,428
		2,435,356
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)	2,271	51,098
Advanced Energy Industries, Inc.	3,984	356,528
Aeva Technologies, Inc. (a)	9,858	34,799
AEye, Inc. Class A (a)	2,770	6,205
Akoustis Technologies, Inc. (a)	5,510	23,583
Arlo Technologies, Inc. (a)	9,022	63,425
Badger Meter, Inc.	3,100	298,189
Belden, Inc.	4,634	299,912
Benchmark Electronics, Inc.	3,636	93,009
Cepton, Inc. (a)	1,594	2,343
CTS Corp.	3,339	135,831
ePlus, Inc. (a)	2,798	155,485
Evolv Technologies Holdings, Inc. (a)	8,633	23,223
Fabrinet (a)	3,910	375,595
FARO Technologies, Inc. (a)	1,930	62,764
Focus Universal, Inc. (a)(b)	1,808	25,185
Identiv, Inc. (a)	2,426	32,848
Insight Enterprises, Inc. (a)	3,308	309,000
Itron, Inc. (a)	4,785	279,444
Kimball Electronics, Inc. (a)	2,473	54,406
Knowles Corp. (a)	9,462	186,875
Lightwave Logic, Inc. (a)(b)	11,760	125,479
Methode Electronics, Inc. Class A	3,805	156,918
MicroVision, Inc. (a)(b)	17,560	90,434
Mirion Technologies, Inc. Class A (a)	14,471	98,403
Napco Security Technologies, Inc.	3,075	78,905
nLIGHT, Inc. (a)	4,682	57,401
Novanta, Inc. (a)	3,754	578,867
OSI Systems, Inc. (a)	1,710	165,306
Ouster, Inc. (a)(b)	14,250	25,080
Par Technology Corp. (a)	2,800	116,536
PC Connection, Inc.	1,163	55,161
Plexus Corp. (a)	2,888	271,328
Rogers Corp. (a)	1,970	530,423
Sanmina Corp. (a)	6,337	291,819
ScanSource, Inc. (a)	2,672	85,370
Smartrent, Inc. (a)(b)	12,654	71,622
TTM Technologies, Inc. (a)	10,548	142,714
Velodyne Lidar, Inc. (a)	20,306	21,321
Vishay Intertechnology, Inc.	14,027	289,798
Vishay Precision Group, Inc. (a)	1,287	40,129
		6,162,761
IT Services - 2.3%
AvidXchange Holdings, Inc.	15,432	111,419
BigCommerce Holdings, Inc. (a)	6,795	106,342
Bread Financial Holdings, Inc.	5,297	209,814
Brightcove, Inc. (a)	4,288	25,514
Cantaloupe, Inc. (a)	6,190	37,573
Cass Information Systems, Inc.	1,440	52,502
Cerberus Cyber Sentinel Corp.	4,689	15,052
Conduent, Inc. (a)	17,942	83,610
Core Scientific, Inc. (a)(b)	23,392	58,714
CSG Systems International, Inc.	3,360	219,240
Cyxtera Technologies, Inc. Class A (a)(b)	4,511	54,989
Digitalocean Holdings, Inc. (a)	8,087	331,405
Edgio, Inc. (a)	13,980	35,369
EVERTEC, Inc.	6,349	247,548
EVO Payments, Inc. Class A (a)	5,001	136,727
ExlService Holdings, Inc. (a)	3,413	574,647
Fastly, Inc. Class A (a)	11,780	133,939
Flywire Corp. (a)	5,849	137,218
Grid Dynamics Holdings, Inc. (a)	5,148	97,143
Hackett Group, Inc.	2,820	59,135
i3 Verticals, Inc. Class A (a)	2,362	64,081
IBEX Ltd. (a)	558	10,077
Information Services Group, Inc.	3,888	29,004
International Money Express, Inc. (a)	3,432	82,505
Marqeta, Inc. Class A (a)	45,927	440,440
Maximus, Inc.	6,483	433,389
MoneyGram International, Inc. (a)	9,854	100,117
Paya Holdings, Inc. (a)	9,316	65,119
Payoneer Global, Inc. (a)	22,935	122,473
Paysafe Ltd. (a)	36,073	72,507
Perficient, Inc. (a)	3,617	381,666
PFSweb, Inc. (a)	1,572	17,151
Priority Technology Holdings, Inc. (a)	1,983	8,904
Rackspace Technology, Inc. (a)(b)	6,249	42,118
Remitly Global, Inc. (b)	8,906	84,874
Repay Holdings Corp. (a)	9,333	125,062
Sabre Corp. (a)	34,481	212,058
SolarWinds, Inc.	5,097	54,589
Squarespace, Inc. Class A (a)	3,307	70,340
StoneCo Ltd. Class A (a)	29,222	279,947
Ttec Holdings, Inc.	2,000	146,340
Tucows, Inc. (a)	1,041	48,167
Unisys Corp. (a)	6,992	95,930
Verra Mobility Corp. (a)	15,375	253,534
		5,968,292
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc.	5,058	85,379
Alpha & Omega Semiconductor Ltd. (a)	2,322	97,547
Ambarella, Inc. (a)	3,839	332,265
Amkor Technology, Inc.	10,698	215,779
Atomera, Inc. (a)(b)	2,111	24,656
Axcelis Technologies, Inc. (a)	3,462	243,482
AXT, Inc. (a)	4,367	38,299
CEVA, Inc. (a)	2,406	89,575
Cohu, Inc. (a)	5,114	146,158
Credo Technology Group Holding Ltd. (b)	2,521	40,462
CyberOptics Corp. (a)	769	31,275
Diodes, Inc. (a)	4,713	383,497
FormFactor, Inc. (a)	8,205	291,770
Ichor Holdings Ltd. (a)	2,960	92,530
Impinj, Inc. (a)	2,204	187,384
indie Semiconductor, Inc. (a)	10,471	75,391
Kulicke & Soffa Industries, Inc. (b)	6,155	296,179
MACOM Technology Solutions Holdings, Inc. (a)	5,333	308,994
MaxLinear, Inc. Class A (a)	7,615	307,722
NeoPhotonics Corp. (a)	5,528	88,393
Onto Innovation, Inc. (a)	5,247	436,813
PDF Solutions, Inc. (a)	3,198	86,282
Photronics, Inc. (a)	6,341	150,979
Power Integrations, Inc.	6,113	519,666
Rambus, Inc. (a)	11,594	293,096
Rigetti Computing, Inc. Class A (a)	3,240	14,353
Rockley Photonics Holdings Ltd. (a)(b)	10,412	26,655
Semtech Corp. (a)	6,683	416,551
Silicon Laboratories, Inc. (a)	3,829	564,701
SiTime Corp. (a)	1,700	316,166
SkyWater Technology, Inc. (a)	1,172	15,752
SMART Global Holdings, Inc. (a)	5,144	100,925
SunPower Corp. (a)	8,688	176,975
Synaptics, Inc. (a)	4,193	607,775
Transphorm, Inc. (a)	2,119	10,913
Ultra Clean Holdings, Inc. (a)	4,753	159,701
Veeco Instruments, Inc. (a)	5,286	115,235
		7,389,275
Software - 4.9%
8x8, Inc. (a)	11,856	57,976
A10 Networks, Inc.	6,962	103,803
ACI Worldwide, Inc. (a)	12,099	345,184
Agilysys, Inc. (a)	2,070	99,981
Alarm.com Holdings, Inc. (a)	5,089	360,149
Alkami Technology, Inc. (a)	3,866	53,815
Altair Engineering, Inc. Class A (a)	5,512	324,712
American Software, Inc. Class A	3,365	60,166
Amplitude, Inc. (a)	5,918	87,468
AppFolio, Inc. (a)	2,021	205,758
Appian Corp. Class A (a)	4,221	204,845
Applied Blockchain, Inc.	1,075	2,279
Arteris, Inc.	1,732	13,960
Asana, Inc. (a)	7,827	151,218
Avaya Holdings Corp. (a)	9,072	8,152
AvePoint, Inc. (a)	13,640	68,609
Benefitfocus, Inc. (a)	2,738	23,191
Blackbaud, Inc. (a)	4,915	301,388
BlackLine, Inc. (a)	5,841	369,268
Blend Labs, Inc. (b)	19,884	52,494
Box, Inc. Class A (a)	13,640	387,922
BTRS Holdings, Inc. (a)	10,681	68,892
C3.Ai, Inc. (a)	7,300	134,393
Cerence, Inc. (a)	4,136	116,511
ChannelAdvisor Corp. (a)	3,183	46,917
Cipher Mining, Inc. (a)	4,143	7,126
Cleanspark, Inc. (a)	4,590	18,314
Clear Secure, Inc.	6,560	166,099
CommVault Systems, Inc. (a)	4,721	264,801
Consensus Cloud Solutions, Inc. (a)	1,670	90,230
Couchbase, Inc.	2,849	43,390
CS Disco, Inc. (b)	2,393	58,724
Cvent Holding Corp. (a)(b)	8,960	55,910
Digimarc Corp. (a)(b)	1,409	21,572
Digital Turbine, Inc. (a)	9,756	195,803
Domo, Inc. Class B (a)	3,241	90,780
Duck Creek Technologies, Inc. (a)	8,147	112,429
E2open Parent Holdings, Inc. (a)	20,977	141,595
Ebix, Inc.	2,788	65,964
eGain Communications Corp. (a)	2,148	19,031
Enfusion, Inc. Class A	2,659	30,579
EngageSmart, Inc.	3,753	70,819
Envestnet, Inc. (a)	5,816	338,898
Everbridge, Inc. (a)	4,203	105,663
EverCommerce, Inc.	2,532	29,067
ForgeRock, Inc.	2,960	59,999
Greenidge Generation Holdings, Inc. (a)	1,358	4,047
Instructure Holdings, Inc.	1,860	45,458
Intapp, Inc.	1,558	23,635
InterDigital, Inc.	3,242	199,026
IronNet, Inc. Class A (a)	6,683	14,836
Kaleyra, Inc. (a)	3,104	7,046
KnowBe4, Inc. (a)	7,697	109,990
Latch, Inc. (a)	7,619	9,143
LivePerson, Inc. (a)	7,459	101,741
Liveramp Holdings, Inc. (a)	7,133	189,809
Livevox Holdings, Inc. (a)	1,347	2,223
Marathon Digital Holdings, Inc. (a)(b)	10,714	139,175
Matterport, Inc. (a)(b)	23,144	98,362
MeridianLink, Inc.	2,462	41,977
MicroStrategy, Inc. Class A (a)(b)	998	285,488
Mitek Systems, Inc. (a)	4,648	50,570
Model N, Inc. (a)	3,802	95,506
Momentive Global, Inc. (a)	14,138	122,294
N-able, Inc. (a)	7,223	70,930
Nextnav, Inc. (a)	5,062	13,971
Olo, Inc. (a)	9,526	102,023
ON24, Inc. (a)	4,471	42,966
Onespan, Inc. (a)	4,269	47,258
Pagerduty, Inc. (a)(b)	9,048	234,615
Ping Identity Holding Corp. (a)	8,122	139,292
Progress Software Corp.	4,599	215,969
PROS Holdings, Inc. (a)	4,315	105,157
Q2 Holdings, Inc. (a)	5,925	260,108
Qualys, Inc. (a)	4,123	504,325
Rapid7, Inc. (a)	6,141	392,840
Rimini Street, Inc. (a)	5,302	37,220
Riot Blockchain, Inc. (a)(b)	12,562	91,954
SailPoint Technologies Holding, Inc. (a)	9,816	625,966
Sapiens International Corp. NV	3,289	86,534
SecureWorks Corp. (a)	1,039	10,317
ShotSpotter, Inc. (a)	967	32,482
Sprout Social, Inc. (a)	4,873	253,883
SPS Commerce, Inc. (a)	3,834	459,160
Sumo Logic, Inc. (a)	9,248	62,609
Telos Corp. (a)	5,814	46,163
Tenable Holdings, Inc. (a)	11,615	448,920
TeraWulf, Inc. (a)	2,190	3,154
Upland Software, Inc. (a)	3,160	35,771
UserTesting, Inc. (a)	4,869	30,821
Varonis Systems, Inc. (a)	11,497	292,369
Verint Systems, Inc. (a)	6,710	306,446
Veritone, Inc. (a)(b)	3,373	23,712
Viant Technology, Inc. (a)	1,612	8,012
Weave Communications, Inc.	759	3,803
Workiva, Inc. (a)	5,056	331,168
Xperi Holding Corp.	10,999	184,343
Yext, Inc. (a)	12,920	56,590
Zeta Global Holdings Corp. (a)	3,255	17,414
Zuora, Inc. (a)	11,902	101,286
		12,855,721
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	13,429	153,628
Avid Technology, Inc. (a)	3,761	105,534
CompoSecure, Inc. (a)	706	3,855
Corsair Gaming, Inc. (a)(b)	4,071	57,401
Diebold Nixdorf, Inc. (a)	7,934	25,627
Eastman Kodak Co. (a)	6,082	33,512
IonQ, Inc. (a)	12,611	68,099
Super Micro Computer, Inc. (a)	4,795	258,978
Turtle Beach Corp. (a)	1,690	21,970
Xerox Holdings Corp.	12,084	206,999
		935,603
TOTAL INFORMATION TECHNOLOGY		35,747,008
MATERIALS - 4.1%
Chemicals - 2.1%
AdvanSix, Inc.	2,882	113,234
American Vanguard Corp.	3,059	71,611
Amyris, Inc. (a)(b)	20,455	36,410
Aspen Aerogels, Inc. (a)	2,999	39,227
Avient Corp.	9,638	415,880
Balchem Corp.	3,361	456,289
Cabot Corp. (b)	5,874	436,203
Chase Corp.	801	72,827
Danimer Scientific, Inc. (a)(b)	9,877	45,632
Diversey Holdings Ltd. (a)	8,321	62,324
Ecovyst, Inc.	6,658	68,111
FutureFuel Corp.	2,622	18,852
GCP Applied Technologies, Inc. (a)	5,215	164,273
H.B. Fuller Co.	5,600	359,520
Hawkins, Inc.	2,023	80,414
Ingevity Corp. (a)	4,113	275,982
Innospec, Inc.	2,618	267,036
Intrepid Potash, Inc. (a)	1,186	54,082
Koppers Holdings, Inc.	2,117	49,834
Kronos Worldwide, Inc.	2,229	39,164
Livent Corp. (a)(b)	17,142	426,664
LSB Industries, Inc.	3,400	46,954
Mativ, Inc.	5,740	125,419
Minerals Technologies, Inc.	3,433	229,359
Origin Materials, Inc. Class A (a)	11,291	66,391
Orion Engineered Carbons SA	6,338	109,584
Perimeter Solutions SA (a)	12,792	147,748
PureCycle Technologies, Inc. (a)	11,163	84,616
Quaker Houghton	1,440	233,582
Rayonier Advanced Materials, Inc. (a)	6,244	22,104
Sensient Technologies Corp.	4,395	377,882
Stepan Co.	2,242	251,575
Tredegar Corp.	2,811	29,459
Trinseo PLC	3,801	135,962
Tronox Holdings PLC	12,442	194,220
Valhi, Inc.	243	12,417
		5,620,841
Construction Materials - 0.2%
Summit Materials, Inc. (a)	12,576	345,966
United States Lime & Minerals, Inc.	205	21,088
		367,054
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)(b)	1,876	2,082
Greif, Inc.:
Class A	2,958	208,894
Class B	343	23,948
Myers Industries, Inc.	3,825	93,062
O-I Glass, Inc. (a)	16,374	240,862
Pactiv Evergreen, Inc.	4,558	46,583
Ranpak Holdings Corp. (A Shares) (a)	4,504	23,015
TriMas Corp.	4,418	130,773
		769,219
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	3,414	55,580
Alpha Metallurgical Resources	1,895	259,160
Arconic Corp. (a)	11,184	337,869
ATI, Inc. (a)	13,110	326,308
Carpenter Technology Corp.	5,038	161,921
Century Aluminum Co. (a)	5,549	43,782
Coeur d'Alene Mines Corp. (a)	29,508	94,721
Commercial Metals Co.	12,757	505,432
Compass Minerals International, Inc.	3,603	134,140
Constellium NV (a)	13,080	191,360
Dakota Gold Corp. (a)	5,555	24,831
Haynes International, Inc.	1,299	50,219
Hecla Mining Co.	56,513	256,004
Hycroft Mining Holding Corp. (a)	15,444	15,907
Kaiser Aluminum Corp.	1,685	127,672
Materion Corp.	2,143	175,597
Novagold Resources, Inc. (a)	25,149	122,727
Olympic Steel, Inc.	1,005	29,879
Piedmont Lithium, Inc. (a)	1,833	82,870
PolyMet Mining Corp. (a)	3,109	9,265
Ramaco Resources, Inc.	2,449	28,751
Ryerson Holding Corp.	1,743	47,758
Schnitzer Steel Industries, Inc. Class A	2,742	97,506
SunCoke Energy, Inc.	8,719	64,521
TimkenSteel Corp. (a)	4,890	99,218
Warrior Metropolitan Coal, Inc.	5,434	173,508
Worthington Industries, Inc.	3,377	172,936
		3,689,442
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,754	62,618
Glatfelter Corp.	4,758	29,214
Resolute Forest Products, Inc.	4,846	98,277
Sylvamo Corp.	3,740	146,758
		336,867
TOTAL MATERIALS		10,783,423
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust (SBI)	10,033	171,865
Agree Realty Corp.	7,922	630,512
Alexander & Baldwin, Inc.	7,750	154,303
Alexanders, Inc.	239	58,199
American Assets Trust, Inc.	5,367	162,244
Apartment Investment & Management Co. Class A	15,616	129,925
Apple Hospitality (REIT), Inc.	22,840	380,971
Armada Hoffler Properties, Inc.	7,369	104,492
Ashford Hospitality Trust, Inc. (a)	3,633	31,680
Bluerock Residential Growth (REIT), Inc.	2,973	78,101
Braemar Hotels & Resorts, Inc.	7,126	36,984
Brandywine Realty Trust (SBI)	18,494	172,919
Broadstone Net Lease, Inc.	18,148	411,415
BRT Apartments Corp.	1,252	28,783
CareTrust (REIT), Inc.	10,333	213,376
CatchMark Timber Trust, Inc.	5,408	60,786
CBL & Associates Properties, Inc.	2,811	86,551
Cedar Realty Trust, Inc.	1,086	31,559
Centerspace	1,640	140,860
Chatham Lodging Trust (a)	5,081	61,785
City Office REIT, Inc.	4,725	66,623
Clipper Realty, Inc.	1,568	14,128
Community Healthcare Trust, Inc.	2,668	103,919
Corporate Office Properties Trust (SBI)	12,049	339,179
CTO Realty Growth, Inc.	1,875	39,750
DiamondRock Hospitality Co.	22,332	207,241
Diversified Healthcare Trust (SBI)	25,151	43,511
Easterly Government Properties, Inc.	9,919	201,058
Empire State Realty Trust, Inc.	14,801	126,253
Equity Commonwealth (a)	11,331	317,835
Essential Properties Realty Trust, Inc.	14,145	341,177
Farmland Partners, Inc.	4,868	72,241
Four Corners Property Trust, Inc.	8,693	254,096
Franklin Street Properties Corp.	10,576	40,083
Getty Realty Corp.	4,740	139,072
Gladstone Commercial Corp.	4,387	91,908
Gladstone Land Corp.	3,427	92,906
Global Medical REIT, Inc.	6,929	84,395
Global Net Lease, Inc.	11,397	171,981
Hersha Hospitality Trust (a)	3,245	32,710
Independence Realty Trust, Inc.	23,548	522,766
Indus Realty Trust, Inc.	633	38,664
Industrial Logistics Properties Trust	7,031	70,521
InvenTrust Properties Corp.	7,206	206,596
iStar Financial, Inc.	7,128	119,109
Kite Realty Group Trust	23,120	459,857
LTC Properties, Inc.	4,178	175,058
LXP Industrial Trust (REIT)	30,204	331,338
National Health Investors, Inc.	4,711	305,461
Necessity Retail (REIT), Inc./The	14,600	113,734
NETSTREIT Corp.	5,416	111,028
NexPoint Residential Trust, Inc.	2,421	161,093
Office Properties Income Trust	5,318	110,508
One Liberty Properties, Inc.	1,866	51,782
Orion Office (REIT), Inc.	6,087	66,592
Outfront Media, Inc.	15,638	288,677
Paramount Group, Inc.	19,603	153,884
Pebblebrook Hotel Trust	13,794	269,811
Phillips Edison & Co., Inc. (b)	12,159	413,892
Physicians Realty Trust	24,070	427,724
Piedmont Office Realty Trust, Inc. Class A	13,293	182,912
Plymouth Industrial REIT, Inc.	4,283	82,491
Postal Realty Trust, Inc.	2,236	37,744
Potlatch Corp.	7,284	357,135
Retail Opportunity Investments Corp.	13,040	227,678
RLJ Lodging Trust	17,482	218,350
RPT Realty	9,098	98,895
Ryman Hospitality Properties, Inc. (a)	5,692	503,970
Sabra Health Care REIT, Inc.	24,559	377,963
Safehold, Inc.	2,350	100,204
Saul Centers, Inc.	1,345	70,317
Service Properties Trust	17,207	112,534
SITE Centers Corp.	20,837	304,429
Stag Industrial, Inc.	19,266	631,539
Summit Hotel Properties, Inc.	11,327	88,917
Sunstone Hotel Investors, Inc.	22,843	258,811
Tanger Factory Outlet Centers, Inc.	10,838	176,334
Terreno Realty Corp.	7,943	497,629
The Macerich Co. (b)	22,956	243,563
UMH Properties, Inc.	5,457	116,289
Uniti Group, Inc.	25,425	253,487
Universal Health Realty Income Trust (SBI)	1,420	76,538
Urban Edge Properties	12,320	202,418
Urstadt Biddle Properties, Inc. Class A	3,340	61,456
Veris Residential, Inc. (a)	9,166	127,866
Washington REIT (SBI)	9,266	205,427
Whitestone REIT Class B	5,150	57,835
Xenia Hotels & Resorts, Inc. (a)	12,151	199,519
		16,197,721
Real Estate Management & Development - 0.8%
American Realty Investments, Inc. (a)	201	3,107
Anywhere Real Estate, Inc. (a)	12,281	121,950
Compass, Inc. (a)	27,569	105,314
Cushman & Wakefield PLC (a)	16,866	283,349
Digitalbridge Group, Inc. (a)	62,506	342,533
Doma Holdings, Inc. Class A (a)	14,499	10,758
Douglas Elliman, Inc.	8,191	49,146
eXp World Holdings, Inc. (b)	7,373	109,563
Forestar Group, Inc. (a)	1,982	27,431
FRP Holdings, Inc. (a)	687	40,533
Kennedy-Wilson Holdings, Inc.	12,426	256,721
Marcus & Millichap, Inc.	2,638	107,947
Newmark Group, Inc.	15,589	177,715
Offerpad Solutions, Inc. (a)	7,125	15,034
RE/MAX Holdings, Inc.	2,025	51,314
Redfin Corp. (a)	11,181	97,275
Seritage Growth Properties (a)	4,640	55,773
Stratus Properties, Inc. (a)	598	18,939
Tejon Ranch Co. (a)	2,261	37,352
The RMR Group, Inc.	1,637	47,326
The St. Joe Co.	3,629	152,491
Transcontinental Realty Investors, Inc. (a)	107	4,628
		2,116,199
TOTAL REAL ESTATE		18,313,920
UTILITIES - 3.4%
Electric Utilities - 0.7%
Allete, Inc.	6,067	376,579
MGE Energy, Inc.	3,847	313,069
Otter Tail Corp.	4,350	305,675
PNM Resources, Inc.	8,998	434,333
Portland General Electric Co.	9,451	485,214
Via Renewables, Inc. Class A,	1,263	10,256
		1,925,126
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares (b)	10,324	472,942
Chesapeake Utilities Corp.	1,839	252,182
New Jersey Resources Corp.	10,151	468,875
Northwest Natural Holding Co.	3,641	195,412
ONE Gas, Inc.	5,682	482,629
South Jersey Industries, Inc.	12,931	443,275
Southwest Gas Corp.	6,971	606,198
Spire, Inc.	5,405	406,672
		3,328,185
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)(b)	4,595	36,025
Clearway Energy, Inc.:
Class A	2,809	96,995
Class C	9,475	355,692
Montauk Renewables, Inc. (a)(b)	6,800	81,396
Ormat Technologies, Inc. (b)	4,796	415,046
Sunnova Energy International, Inc. (a)	10,499	273,184
		1,258,338
Multi-Utilities - 0.5%
Avista Corp.	7,605	321,387
Black Hills Corp.	6,864	529,901
NorthWestern Energy Corp.	5,772	320,057
Unitil Corp.	1,676	91,795
		1,263,140
Water Utilities - 0.4%
American States Water Co.	3,936	343,101
Artesian Resources Corp. Class A	854	44,032
California Water Service Group	5,712	343,177
Global Water Resources, Inc.	1,404	18,575
Middlesex Water Co.	1,841	175,098
Pure Cycle Corp. (a)	2,079	21,954
SJW Corp.	2,878	188,969
York Water Co.	1,505	64,700
		1,199,606
TOTAL UTILITIES		8,974,395
TOTAL COMMON STOCKS (Cost $253,540,964)		262,023,750

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $198,799)	200,000	197,248

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	3,105,109	3,105,730
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	16,558,362	16,560,018
TOTAL MONEY MARKET FUNDS (Cost $19,665,748)		19,665,748

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $273,405,511)	281,886,746
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(17,472,746)
NET ASSETS - 100.0%	264,414,000

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	25	Sep 2022	2,356,625	200,984	200,984

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,248.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	4,281,328	17,869,084	19,044,682	6,934	-	-	3,105,730	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	25,198,424	14,361,584	22,999,990	92,801	-	-	16,560,018	0.0%
Total	29,479,752	32,230,668	42,044,672	99,735	-	-	19,665,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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